UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06351
Green Century Funds
(Exact name of registrant as specified in charter)

114 State Street
Suite 200
Boston, MA 02109
(Address of principal executive offices)
Green Century Capital Management, Inc.
114 State Street
Suite 200
Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 482-0800
Date of fiscal year end:
July 31
Date of reporting period:
January 31, 2026
Item 1. Report to Stockholders.
(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
Green Century Balanced Fund
Individual Investor Class/GCBLX
Semi-Annual Shareholder Report | January 31, 2026
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century Balanced Fund (Individual Investor Class/GCBLX)	$72	1.39%[1]
[1]	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Green Century Balanced Fund (Individual Investor Class/GCBLX)	8.03%	5.70%	8.43%
S&P 1500 Index Benchmark[1,2]	15.68%	14.49%	15.25%
Lipper Balanced Index[3]	12.86%	7.25%	8.69%
Custom Index[4,5]	12.46%	9.40%	10.47%
Custom Balanced Index[6]	12.08%	9.18%	10.13%
[1]	The Regulatory Index is provided as a broad measure of market performance.
[2]	The S&P 1500 Index is an unmanaged index of 1500 stocks.
[3]	The Lipper Balanced Index is an equally weighted index of the 30 largest U.S. Balanced Funds.
[4]
The Performance Index is provided because the advisor believes it is more reflective of the fund’s investment strategy. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.

[5]
The Custom Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the Bloomberg U.S. Intermediate Credit (1-10 Year) Index. Effective December 1, 2025 the Custom Index replaced the Custom Balanced Index as the primary benchmark.

[6]	The Custom Balanced Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year US Corporate & Government Index.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com/balanced-fund/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$379 mil.
Total number of portfolio holdings	334
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corporation	5.6%
Alphabet, Inc., Class A	5.3%
Apple, Inc.	4.1%
Microsoft Corporation	4.1%
Mastercard, Inc., Class A	2.1%
Costco Wholesale Corporation	1.6%
Broadcom, Inc.	1.4%
PNC Financial Services Group, Inc. (The)	1.4%
ASML Holding NV	1.4%
Bank of America Corporation	1.4%
Sector Allocation
Asset Allocation
Availability of Additional Information
You can find additional information on the Fund’s website:
•         www.greencentury.com/regulatory-filings/
You can also request this information by contacting us at 1-800-221-5519.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.
For additional information please scan the code for hosted material at www.greencentury.com
GREEN CENTURY FUNDS

Green Century Balanced Fund
Institutional Class/GCBUX
Semi-Annual Shareholder Report | January 31, 2026
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century Balanced Fund (Institutional Class/GCBUX)	$56	1.09%[1]
[1]	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period. Institutional Shares were offered as of November 28, 2020. The Institutional Share Class performance prior to November 28, 2020 reflects the performance of the Fund’s Individual Investor Class.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Green Century Balanced Fund (Institutional Class/GCBUX)	8.35%	6.01%	8.60%
S&P 1500 Index Benchmark[1,2]	15.68%	14.49%	15.25%
Lipper Balanced Index[3]	12.86%	7.25%	8.69%
Custom Index[4,5]	12.46%	9.40%	10.47%
Custom Balanced Index[6]	12.08%	9.18%	10.13%
[1]	The Regulatory Index is provided as a broad measure of market performance.
[2]	The S&P 1500 Index is an unmanaged index of 1500 stocks.
[3]	The Lipper Balanced Index is an equally weighted index of the 30 largest U.S. Balanced Funds.
[4]
The Performance Index is provided because the advisor believes it is more reflective of the fund’s investment strategy. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.

[5]
The Custom Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the Bloomberg U.S. Intermediate Credit (1-10 Year) Index. Effective December 1, 2025 the Custom Index replaced the Custom Balanced Index as the primary benchmark.

[6]	The Custom Balanced Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year US Corporate & Government Index.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com/balanced-fund-institutional/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$379 mil.
Total number of portfolio holdings	334
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corporation	5.6%
Alphabet, Inc., Class A	5.3%
Apple, Inc.	4.1%
Microsoft Corporation	4.1%
Mastercard, Inc., Class A	2.1%
Costco Wholesale Corporation	1.6%
Broadcom, Inc.	1.4%
PNC Financial Services Group, Inc. (The)	1.4%
ASML Holding NV	1.4%
Bank of America Corporation	1.4%
Sector Allocation
Asset Allocation
Availability of Additional Information
You can find additional information on the Fund’s website:
•         www.greencentury.com/regulatory-filings/
You can also request this information by contacting us at 1-800-221-5519.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.
For additional information please scan the code for hosted material at www.greencentury.com
GREEN CENTURY FUNDS

Green Century Equity Fund
Individual Investor Class/GCEQX
Semi-Annual Shareholder Report | January 31, 2026
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century Equity Fund (Individual Investor Class/GCEQX)	$63	1.20%[1]
[1]	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Green Century Equity Fund (Individual Investor Class/GCEQX)	16.65%	13.12%	14.66%
S&P 500 Index	16.35%	14.99%	15.57%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com/equity-fund/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$764 mil.
Total number of portfolio holdings	333
Portfolio turnover rate as of the end of the reporting period	2%

Graphical Representation of Holdings

The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.

Top Ten Holdings
NVIDIA Corporation	15.9%
Microsoft Corporation	10.4%
Alphabet, Inc., Class A	6.8%
Alphabet, Inc., Class C	5.6%
Tesla, Inc.	4.2%
Visa, Inc., Class A	1.9%
Mastercard, Inc., Class A	1.6%
AbbVie, Inc.	1.4%
Advanced Micro Devices, Inc.	1.3%
Home Depot, Inc. (The)	1.3%

Sector Allocation

Asset Allocation
Availability of Additional Information
You can find additional information on the Fund’s website:
•         www.greencentury.com/regulatory-filings/
You can also request this information by contacting us at 1-800-221-5519.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.
For additional information please scan the code for hosted material at www.greencentury.com
GREEN CENTURY FUNDS

Green Century Equity Fund
Institutional Class/GCEUX
Semi-Annual Shareholder Report | January 31, 2026
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century Equity Fund (Institutional Class/GCEUX)	$48	0.90%[1]
[1]	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period. The Institutional Share Class performance for periods prior to April 30, 2018 reflects the performance of the Fund’s Individual Investor Class.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Green Century Equity Fund (Institutional Class/GCEUX)	17.00%	13.46%	14.93%
S&P 500 Index	16.35%	14.99%	15.57%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com/equity-fund-institutional/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$764 mil.
Total number of portfolio holdings	333
Portfolio turnover rate as of the end of the reporting period	2%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corporation	15.9%
Microsoft Corporation	10.4%
Alphabet, Inc., Class A	6.8%
Alphabet, Inc., Class C	5.6%
Tesla, Inc.	4.2%
Visa, Inc., Class A	1.9%
Mastercard, Inc., Class A	1.6%
AbbVie, Inc.	1.4%
Advanced Micro Devices, Inc.	1.3%
Home Depot, Inc. (The)	1.3%
Sector Allocation
Asset Allocation
Availability of Additional Information
You can find additional information on the Fund’s website:
•         www.greencentury.com/regulatory-filings/
You can also request this information by contacting us at 1-800-221-5519.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.
For additional information please scan the code for hosted material at www.greencentury.com
GREEN CENTURY FUNDS

Green Century MSCI International Index Fund
Individual Investor Class/GCINX
Semi-Annual Shareholder Report | January 31, 2026
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century MSCI International Index Fund (Individual Investor Class/GCINX)	$68	1.28%[1]
[1]	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
Green Century MSCI International Index Fund (Individual Investor Class/GCINX)	17.59%	5.90%	7.06%
MSCI World ex USA Index[2]	31.54%	10.72%	9.36%
[1]	Inception Date September 30, 2016
[2]	The MSCI World EX USA Index is a custom index calculated by MSCI Inc. The index includes large and mid-cap stocks across 22 of 23 Developed Markets countries and excludes the United States
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com/international-index-fund/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$175 mil.
Total number of portfolio holdings	181
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
ASML Holding NV	6.6%
Novo Nordisk A/S, Class B	3.6%
Schneider Electric SE	2.9%
Unilever PLC	2.8%
ABB Ltd.	2.5%
Sumitomo Mitsui Financial Group, Inc.	2.4%
Hitachi Ltd.	2.3%
Tokyo Electron Ltd.	2.2%
AIA Group Ltd.	2.3%
Zurich Insurance Group AG	2.0%
Top Ten Country Allocation
Asset Allocation
Availability of Additional Information
You can find additional information on the Fund’s website:
•         www.greencentury.com/regulatory-filings/
You can also request this information by contacting us at 1-800-221-5519.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.
For additional information please scan the code for hosted material at www.greencentury.com
GREEN CENTURY FUNDS

Green Century MSCI International Index Fund
Institutional Class/GCIFX
Semi-Annual Shareholder Report | January 31, 2026
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century MSCI International Index Fund (Institutional Class/GCIFX)	$52	0.98%[1]
[1]	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
Green Century MSCI International Index Fund (Institutional Class/GCIFX)	17.94%	6.21%	7.37%
MSCI World ex USA Index[2]	31.54%	10.72%	9.36%
[1]	Inception Date September 30, 2016
[2]	The MSCI World EX USA Index is a custom index calculated by MSCI Inc. The index includes large and mid-cap stocks across 22 of 23 Developed Markets countries and excludes the United States
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com/international-index-fund-institutional/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$175 mil.
Total number of portfolio holdings	181
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
ASML Holding NV	6.6%
Novo Nordisk A/S, Class B	3.6%
Schneider Electric SE	2.9%
Unilever PLC	2.8%
ABB Ltd.	2.5%
Sumitomo Mitsui Financial Group, Inc.	2.4%
Hitachi Ltd.	2.3%
Tokyo Electron Ltd.	2.2%
AIA Group Ltd.	2.3%
Zurich Insurance Group AG	2.0%
Top Ten Country Allocation
Asset Allocation
Availability of Additional Information
You can find additional information on the Fund’s website:
•         www.greencentury.com/regulatory-filings/
You can also request this information by contacting us at 1-800-221-5519.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.
For additional information please scan the code for hosted material at www.greencentury.com
GREEN CENTURY FUNDS

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Copy of the most recent financial statements:

Green Century Balanced Fund

(Individual Investor Class: GCBLX)

(Institutional Class: GCBUX)

Green Century Equity Fund

(Individual Investor Class: GCEQX)

(Institutional Class: GCEUX)

Green Century MSCI International Index Fund

(Individual Investor Class: GCINX)

(Institutional Class: GCIFX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

January 31, 2026

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS January 31, 2026 (unaudited)

COMMON STOCKS — 65.7%
	SHARES	VALUE
Semiconductors & Semiconductor Equipment — 10.7%
Advanced Micro Devices, Inc. (a)	5,030	$1,190,752
Analog Devices, Inc.	11,600	3,606,208
ASML Holding NV (b)	3,740	5,322,020
Broadcom, Inc.	16,550	5,483,015
First Solar, Inc. (a)	12,413	2,799,380
NVIDIA Corporation	110,201	21,062,717
NXP Semiconductors NV (b)	3,532	798,726
Teradyne, Inc.	1,854	446,907

		40,709,725

Media & Entertainment — 8.2%
Alphabet, Inc., Class A	59,485	20,105,930
Alphabet, Inc., Class C	156	52,811
Comcast Corporation, Class A	15,337	456,276
Meta Platforms, Inc., Class A	7,406	5,306,399
Netflix, Inc. (a)	31,764	2,651,976
Omnicom Group, Inc.	4,537	349,530
Spotify Technology SA (a)	2,832	1,416,991
Versant Media Group, Inc. (a)	613	19,972
Walt Disney Company (The)	6,174	696,427
Warner Music Group Corporation, Class A	3,397	101,842
ZoomInfo Technologies, Inc. (a)	6,314	50,828

		31,208,982

Software & Services — 6.5%
Cadence Design Systems, Inc. (a)	4,055	1,201,740
Gartner, Inc. (a)	252	52,822
International Business Machines Corporation	1,301	399,017
Kyndryl Holdings, Inc. (a)	154	3,542
Microsoft Corporation	36,107	15,536,481
Palo Alto Networks, Inc. (a)	18,476	3,269,698
Salesforce, Inc.	1,609	341,574
ServiceNow, Inc. (a)	24,995	2,924,665
Shopify, Inc., Class A (a)	6,036	792,104
Synopsys, Inc. (a)	114	53,023
Twilio, Inc., Class A (a)	353	42,522

		24,617,188

Capital Goods — 5.1%
AGCO Corporation	1,443	163,651
AZZ, Inc.	700	87,003

	SHARES	VALUE
Capital Goods — (continued)
Carlisle Companies, Inc.	430	$146,583
Carpenter Technology Corporation	973	309,249
CNH Industrial NV (b)	20,606	221,721
Comfort Systems USA, Inc.	378	431,714
Deere & Company	266	140,448
Eaton Corporation PLC	10,408	3,657,579
EMCOR Group, Inc.	543	391,356
EnerSys	729	131,359
Federal Signal Corporation	1,415	152,947
Ferguson Enterprises, Inc.	5,626	1,420,340
Fortive Corporation	7,140	377,063
Gates Industrial Corporation PLC (a)	6,015	138,465
Generac Holdings, Inc. (a)	1,366	229,543
Hubbell, Inc.	1,038	506,482
Ingersoll-Rand PLC	1,047	90,136
Lennox International, Inc.	113	55,944
Masco Corporation	1,160	76,664
Middleby Corporation (The) (a)	1,080	158,944
MYR Group, Inc. (a)	10,842	2,710,934
Nextpower, Inc., Class A (a)	584	68,381
nVent Electric PLC (b)	3,758	421,873
Otis Worldwide Corporation	4,117	351,674
Owens Corning	705	84,487
Regal Rexnord Corporation	1,546	249,679
Sensata Technologies Holding PLC	3,392	117,329
Stanley Black & Decker, Inc.	2,870	225,754
Timken Company (The)	1,476	137,548
Toro Company (The)	1,348	123,342
Trane Technologies PLC	7,776	3,270,430
United Rentals, Inc.	456	356,619
Valmont Industries, Inc.	389	173,323
W.W. Grainger, Inc.	29	31,318
Xylem, Inc.	15,837	2,183,447

		19,393,329

Technology Hardware & Equipment — 4.9%
Apple, Inc.	60,169	15,612,652
Arista Networks, Inc. (a)	2,969	420,826
Belden, Inc.	562	66,041
Ciena Corporation (a)	1,674	421,530
Cognex Corporation	2,049	79,378
Flex Ltd. (a)	3,885	244,910
Jabil, Inc.	914	216,792

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS January 31, 2026 (unaudited)	continued

	SHARES	VALUE
Technology Hardware & Equipment — (continued)
Seagate Technology Holdings PLC	1,575	$642,112
Super Micro Computer, Inc. (a)	8,155	237,392
TE Connectivity PLC (b)	4	891
Western Digital Corporation	2,535	634,333

		18,576,857

Banks — 4.5%
Bank of America Corporation	100,000	5,320,000
Citigroup, Inc.	12,955	1,499,023
Comerica, Inc.	2,974	263,705
East West Bancorp, Inc.	21,171	2,422,809
JPMorgan Chase & Company	6,312	1,930,778
KeyCorp	5,439	117,047
PNC Financial Services Group, Inc. (The)	23,836	5,322,579
Regions Financial Corporation	7,257	206,824

		17,082,765

Pharmaceuticals, Biotechnology & Life Sciences — 4.0%
AbbVie, Inc.	5,435	1,212,059
Agilent Technologies, Inc.	2,522	337,570
AstraZeneca PLC ADR (b)	36,787	3,412,730
Bristol-Myers Squibb Company	13,350	734,917
Charles River Laboratories International, Inc. (a)	467	98,294
Eli Lilly & Company	2,625	2,722,519
Gilead Sciences, Inc.	28,375	4,027,831
Illumina, Inc. (a)	1,249	180,868
Johnson & Johnson	1,250	284,062
Merck & Company, Inc.	4,778	526,870
Mettler-Toledo International, Inc. (a)	43	59,049
Pfizer, Inc.	32,963	871,542
Thermo Fisher Scientific, Inc.	174	100,678
Waters Corporation (a)	568	210,569
West Pharmaceutical Services, Inc.	646	149,304
Zoetis, Inc.	1,034	129,064

		15,057,926

Financial Services — 3.8%
Affiliated Managers Group, Inc.	505	158,110
Bank of New York Mellon Corporation (The)	2,830	339,374
Blackstone Mortgage Trust, Inc., Class A REIT	3,630	69,877
Bread Financial Holdings, Inc.	1,051	76,240

	SHARES	VALUE
Financial Services — (continued)
Charles Schwab Corporation (The)	4,286	$445,401
Equitable Holdings, Inc.	5,654	262,346
Fiserv, Inc. (a)	2,827	180,165
Franklin Resources, Inc.	5,114	136,135
Goldman Sachs Group, Inc. (The)	1,385	1,295,543
Invesco Ltd.	10,364	282,834
Jackson Financial, Inc., Class A	1,583	188,250
Janus Henderson Group PLC (b)	2,878	138,518
Mastercard, Inc., Class A	14,830	7,990,256
Morgan Stanley	5,140	939,592
MSCI, Inc.	368	224,193
Radian Group, Inc.	2,480	81,592
SLM Corporation	3,409	92,554
State Street Corporation	3,884	508,260
Victory Capital Holdings, Inc., Class A	1,107	78,077
Virtu Financial, Inc., Class A	1,838	76,295
Visa, Inc., Class A	1,700	547,111
Voya Financial, Inc.	1,669	127,945

		14,238,668

Consumer Discretionary Distribution & Retail — 3.0%
Abercrombie & Fitch Company, Class A (a)	1,095	106,905
Bath & Body Works, Inc.	4,800	104,640
Best Buy Company, Inc.	3,516	228,892
Etsy, Inc. (a)	149	7,891
Home Depot, Inc. (The)	9,892	3,705,444
Kohl’s Corporation	2,580	45,073
LKQ Corporation	5,260	172,791
Lowe’s Companies, Inc.	68	18,160
Macy’s, Inc.	6,253	125,185
O’Reilly Automotive, Inc. (a)	7,460	734,138
Pool Corporation	532	135,176
TJX Companies, Inc. (The)	35,295	5,287,544
Tractor Supply Company	1,310	66,653
Williams-Sonoma, Inc.	2,279	466,397

		11,204,889

Consumer Services — 2.1%
Adtalem Global Education, Inc. (a)	846	87,603
Boyd Gaming Corporation	1,347	113,875
Bright Horizons Family Solutions, Inc. (a)	7,800	722,514
Brinker International, Inc. (a)	1,034	163,083
Caesars Entertainment, Inc. (a)	4,753	98,387

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS January 31, 2026 (unaudited)	continued

	SHARES	VALUE
Consumer Services — (continued)
Chipotle Mexican Grill, Inc. (a)	12,261	$476,585
Expedia Group, Inc.	2,047	542,128
Grand Canyon Education, Inc. (a)	539	93,700
Hilton Worldwide Holdings, Inc.	1,692	505,079
Las Vegas Sands Corporation	2,451	129,241
Marriott International, Inc., Class A	9,124	2,876,797
MGM Resorts International (a)	4,776	160,187
Starbucks Corporation	12,478	1,147,352
Stride, Inc. (a)	996	84,262
Travel + Leisure Company	1,498	104,171
Wyndham Hotels & Resorts, Inc.	1,760	128,110
Yum! Brands, Inc.	4,674	726,807

		8,159,881

Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corporation	6,409	6,026,062
Dollar General Corporation	2,586	370,910
Dollar Tree, Inc. (a)	950	111,710
Target Corporation	3,749	395,407
Walmart, Inc.	6,691	797,166

		7,701,255

Healthcare Equipment & Services — 1.8%
Becton, Dickinson & Company	1,352	275,105
Centene Corporation (a)	4,394	190,348
CVS Health Corp.	6,091	453,901
Elevance Health, Inc.	4,437	1,534,048
Envista Holdings Corporation (a)	3,829	89,867
GE HealthCare Technologies, Inc.	202	15,952
Humana, Inc.	826	161,235
Insulet Corporation (a)	519	132,766
Medtronic PLC	6,982	718,867
Stryker Corporation	5,859	2,165,252
UnitedHealth Group, Inc.	4,030	1,156,328
Zimmer Biomet Holdings, Inc.	1,518	132,172

		7,025,841

Insurance — 1.5%
Aflac, Inc.	3,696	410,071
Brighthouse Financial, Inc. (a)	1,317	84,367
CNO Financial Group, Inc.	2,220	93,351
Genworth Financial, Inc. (a)	9,196	76,695
Globe Life, Inc.	1,404	196,869

	SHARES	VALUE
Insurance — (continued)
Lincoln National Corporation	3,936	$163,777
Progressive Corporation (The)	12,108	2,518,464
Prudential Financial, Inc.	2,102	233,553
Travelers Companies, Inc. (The)	6,383	1,816,027
Unum Group	3,585	272,353

		5,865,527

Household & Personal Products — 1.3%
Clorox Company (The)	878	99,029
Kimberly-Clark Corporation	2,924	292,371
Procter & Gamble Company (The)	13,683	2,076,669
Unilever PLC ADR (b)	35,427	2,421,790

		4,889,859

Utilities — 1.3%
American Water Works Company, Inc.	15,570	2,010,554
Ormat Technologies, Inc.	22,584	2,821,645

		4,832,199

Equity Real Estate Investment Trusts (REITs) — 1.0%
Brixmor Property Group, Inc. REIT	5,960	159,668
EPR Properties REIT	1,773	96,168
Equinix, Inc. REIT	485	398,151
Healthcare Realty Trust, Inc. REIT	8,188	137,476
Healthpeak Properties, Inc.	8,337	143,730
Kilroy Realty Corporation REIT	2,535	87,407
Kimco Realty Corporation REIT	10,595	223,343
LXP Industrial Trust REIT	1,362	67,487
Prologis, Inc. REIT	10,930	1,427,021
Rexford Industrial Realty, Inc. REIT	3,856	156,284
Simon Property Group, Inc. REIT	1,075	205,658
STAG Industrial, Inc. REIT	1,720	64,517
UDR, Inc. REIT	2,477	92,021
VICI Properties, Inc. REIT	8,650	242,892
Vornado Realty Trust	3,757	119,773

		3,621,596

Real Estate Management & Development — 0.9%
Jones Lang LaSalle, Inc. (a)	9,787	3,502,865

Commercial & Professional Services — 0.7%
Genpact Ltd.	3,734	164,670
Jacobs Solutions, Inc.	2,333	315,562

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS January 31, 2026 (unaudited)	continued

	SHARES	VALUE
Commercial & Professional Services — (continued)
Magnum Ice Cream Company NV (The) (a)(b)	7,971	$141,485
Robert Half, Inc.	2,292	79,326
UL Solutions, Inc.	1,370	96,215
Verisk Analytics, Inc.	7,781	1,692,056

		2,489,314

Materials — 0.6%
AptarGroup, Inc.	1,015	126,824
Avery Dennison Corporation	105	19,479
Ball Corporation	6,239	354,812
Cabot Corporation	1,225	88,433
Crown Holdings, Inc.	2,250	235,530
Linde PLC	1,692	773,193
Packaging Corporation of America	462	102,818
Sealed Air Corporation	2,767	115,882
Smurfit WestRock PLC (b)	10,071	419,256
Sonoco Products Company	2,179	104,592

		2,340,819

Food & Beverage — 0.6%
Archer-Daniels-Midland Company	4,708	316,896
Darling Ingredients, Inc. (a)	3,684	168,211
JM Smucker Company (The)	2,106	220,835
McCormick & Company, Inc.	23,732	1,467,350

		2,173,292

Consumer Durables & Apparel — 0.5%
Installed Building Products, Inc.	527	151,850
Lululemon Athletica, Inc. (a)	855	149,198
Mattel, Inc. (a)	7,237	151,181
Mohawk Industries, Inc. (a)	903	106,897
Ralph Lauren Corporation	903	319,129
Somnigroup International, Inc.	4,427	388,912
TopBuild Corporation (a)	544	254,619
VF Corporation	6,997	137,071
Whirlpool Corporation	767	61,353
YETI Holdings, Inc. (a)	1,792	81,912

		1,802,122

Automobiles & Components — 0.4%
Aptiv PLC (a)	4,975	376,856
Autoliv, Inc. (b)	1,628	197,379
BorgWarner, Inc.	4,981	236,149

	SHARES	VALUE
Automobiles & Components — (continued)
Dana, Inc.	2,690	$77,741
Gentex Corporation	4,724	108,699
Lear Corporation	1,207	141,328
Patrick Industries, Inc.	767	96,772
Thor Industries, Inc.	1,226	137,153
Visteon Corporation	628	57,060

		1,429,137

Telecommunication Services — 0.3%
Verizon Communications, Inc.	28,055	1,249,009

Transportation — 0.0%
Matson, Inc.	608	97,462

Total Common Stocks (Cost $116,444,967)		249,270,507

	PRINCIPAL AMOUNT

BONDS & NOTES — 33.8%
Green and Sustainability Bonds — 23.1%
Alphabet, Inc. 1.10%, due 8/15/30 (c)	$5,000,000	4,412,875
Asian Development Bank 3.125%, due 9/26/28 (b)	4,000,000	3,952,744
AvalonBay Communities, Inc. 2.05%, due 1/15/32 (c)	4,000,000	3,522,156
Boston Properties LP 4.50%, due 12/1/28 (c)	4,000,000	4,028,908
Bridge Housing Corporation 3.25%, due 7/15/30 (c)	4,500,000	4,247,334
Century Housing Corporation 4.60%, due 8/15/30	4,000,000	4,008,008
European Investment Bank 2.125%, due 4/13/26 (b)	500,000	498,414
European Investment Bank 3.75%, due 2/14/33 (b)	5,000,000	4,910,705
Export Development Canada 4.75%, due 6/5/34	5,000,000	5,213,860
International Bank for Reconstruction & Development 4.00%, due 7/25/30 (b)	5,000,000	5,043,020
International Finance Corporation 2.125%, due 4/7/26 (b)	2,885,000	2,876,593

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS January 31, 2026 (unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75%, due 9/15/30 (b)(c)	$3,000,000	$2,682,030
Kreditanstalt fuer Wiederaufbau 4.375%, due 2/28/34 (b)	4,000,000	4,069,172
Mastercard, Inc. 1.90%, due 3/15/31 (c)	5,000,000	4,502,250
Nederlandse Waterschapsbank NV 2.375%, due 3/24/26 (b)(d)	3,500,000	3,493,024
New Jersey Infrastructure Bank 3.00%, due 9/1/31	2,500,000	2,366,023
NXP BV / NXP Funding LLC / NXP USA, Inc. 5.00%, due 1/15/33 (b)(c)	3,500,000	3,548,027
Prologis LP 1.25%, due 10/15/30 (c)	4,500,000	3,943,260
Public Finance Authority 5.292%, due 7/1/29	3,000,000	3,034,671
Salesforce, Inc. 1.50%, due 7/15/28 (c)	4,500,000	4,274,995
San Francisco Bay Area Rapid Transit District 2.622%, due 8/1/29	2,000,000	1,921,536
Toyota Motor Credit Corporation 2.15%, due 2/13/30	450,000	417,715
United States International Development Finance Corporation 2.58%, due 7/15/38	2,382,589	2,091,137
Verizon Communications, Inc. 3.875%, due 2/8/29 (c)	3,000,000	2,991,129
Visa, Inc. 0.75%, due 8/15/27 (c)	3,500,000	3,356,220
Xylem, Inc. 2.25%, due 1/30/31 (c)	2,500,000	2,265,773

		87,671,579

Banks — 2.9%
Banco Santander SA 5.127%, due 11/6/35 (b)	560,000	559,696
Bank of America Corporation 6.204% (SOFR+199 basis points), due 11/10/28 (c)	870,000	903,064

	PRINCIPAL AMOUNT	VALUE
Banks — (continued)
Bank of America Corporation 3.419% (3-Month Term SOFR+130.161 basis points), due 12/20/28 (c)	$780,000	$771,755
Bank of America Corporation 5.518% (SOFR+173.8 basis points), due 10/25/35 (c)	410,000	418,958
Bank of America Corporation 5.744% (SOFR+169.7 basis points), due 2/12/36 (c)	660,000	683,478
Barclays PLC 5.785% (SOFR+159 basis points), due 2/25/36 (b)(c)	730,000	761,881
Canadian Imperial Bank of Commerce 4.243% (SOFR Index+60 basis points), due 9/8/28 (c)	180,000	180,693
Citigroup, Inc. 6.174% (SOFR+266.1 basis points), due 5/25/34 (c)	1,330,000	1,410,019
Citigroup, Inc. 6.02% (SOFR+183 basis points), due 1/24/36 (c)	750,000	782,829
Deutsche Bank AG/New York NY 4.875% (USD ICE SWAP 11:00AM NY 5+255.3 basis points), due 12/1/32 (b)(c)	380,000	382,168
M&T Bank Corporation 5.385% (SOFR+161 basis points), due 1/16/36 (c)	70,000	71,069
Mitsubishi UFJ Financial Group, Inc. 5.017% (USD 1 Year Tsy+195 basis points), due 7/20/28 (b)(c)	180,000	182,733
Mitsubishi UFJ Financial Group, Inc. 5.354% (USD 1 Year Tsy+190 basis points), due 9/13/28 (b)(c)	480,000	490,656
Mizuho Financial Group, Inc. 5.414% (USD 1 Year Tsy+205 basis points), due 9/13/28 (b)(c)	410,000	419,664

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS January 31, 2026 (unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
Banks — (continued)
National Australia Bank Ltd./New York 4.50%, due 10/26/27 (b)	$70,000	$70,897
NatWest Group PLC 5.516% (USD 1 Year Tsy+227 basis points), due 9/30/28 (b)(c)	240,000	245,862
PNC Financial Services Group, Inc. (The) 5.373% (SOFR+141.7 basis points), due 7/21/36 (c)	630,000	645,667
Royal Bank of Canada 3.995% (SOFR+70 basis points), due 11/3/28 (c)	540,000	540,465
Sumitomo Mitsui Financial Group, Inc. 5.52%, due 1/13/28 (b)	620,000	638,871
Truist Financial Corporation 4.964% (SOFR+139.5 basis points), due 10/23/36 (c)	420,000	414,114
Westpac Banking Corporation 5.618% (USD 1 Year Tsy+120 basis points), due 11/20/35 (b)(c)	260,000	268,235

		10,842,774

Community Development Financial Institutions — 2.4%
Capital Impact Partners 5.50%, due 3/15/27	3,750,000	3,768,188
Local Initiatives Support Corporation 3.782%, due 3/1/27 (c)	2,000,000	1,993,118
National Community Renaissance of California 3.27%, due 12/1/32 (c)	4,000,000	3,475,668

		9,236,974

Financial Services — 1.8%
Ares Capital Corporation 3.20%, due 11/15/31 (c)	50,000	44,372
Bank of New York Mellon Corporation (The) 4.441% (SOFR+68 basis points), due 6/9/28 (c)	470,000	473,647

	PRINCIPAL AMOUNT	VALUE
Financial Services — (continued)
BlackRock Funding, Inc. 4.60%, due 7/26/27 (c)	$70,000	$70,911
Blackstone Private Credit Fund 5.60%, due 11/22/29 (c)	1,000,000	1,006,477
Capital One Financial Corporation 6.183% (SOFR+203.6 basis points), due 1/30/36 (c)	70,000	72,558
Capital One Financial Corporation 5.197% (SOFR+163 basis points), due 9/11/36 (c)	120,000	118,342
Morgan Stanley 5.297% (SOFR+262 basis points), due 4/20/37 (c)	390,000	396,655
Morgan Stanley 5.948% (USD 5 Year Tsy+243 basis points), due 1/19/38 (c)	2,000,000	2,093,564
Reinvestment Fund, Inc. (The) 3.78%, due 2/15/26	1,400,000	1,399,143
S&P Global, Inc. 4.80%, due 12/4/35 (c)(d)	1,000,000	992,362

		6,668,031

Capital Goods — 1.1%
John Deere Capital Corporation 4.75%, due 1/20/28	530,000	541,125
Trane Technologies Financing Ltd. 3.80%, due 3/21/29 (b)(c)	3,500,000	3,487,928

		4,029,053

Pharmaceuticals, Biotechnology & Life Sciences — 0.4%
AbbVie, Inc. 4.65%, due 3/15/28 (c)	430,000	437,318
Amgen, Inc. 5.15%, due 3/2/28 (c)	360,000	368,596
Merck & Company, Inc. 1.70%, due 6/10/27 (c)	230,000	224,464
Pfizer, Inc. 4.875%, due 11/15/35 (c)	460,000	461,009
Thermo Fisher Scientific, Inc. 4.80%, due 11/21/27 (c)	100,000	101,790

		1,593,177

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS January 31, 2026 (unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom, Inc. 3.137%, due 11/15/35 (c)(d)	$1,010,000	$870,101
Intel Corporation 5.20%, due 2/10/33 (c)	280,000	285,934
QUALCOMM, Inc. 5.00%, due 5/20/35 (c)	70,000	70,888
Texas Instruments, Inc. 4.60%, due 2/15/28 (c)	40,000	40,650

		1,267,573

Software & Services — 0.3%
International Business Machines Corporation 4.50%, due 2/6/28 (c)	290,000	293,721
Microsoft Corporation 3.30%, due 2/6/27 (c)	50,000	49,849
Oracle Corporation 5.20%, due 9/26/35 (c)	820,000	781,334
Roper Technologies, Inc. 5.10%, due 9/15/35 (c)	60,000	59,974

		1,184,878

U.S. Government Agencies — 0.3%
United States Treasury Note 4.25%, due 8/15/35	1,000,000	1,002,266

Food & Beverage — 0.3%
Keurig Dr Pepper, Inc. 5.15%, due 5/15/35 (c)	1,000,000	999,256

Municipal — 0.2%
Commonwealth of Massachusetts 4.11%, due 7/15/31 (c)	865,420	866,926

Healthcare Equipment & Services — 0.2%
Cigna Group (The) 3.05%, due 10/15/27 (c)	210,000	207,330
CVS Health Corporation 5.45%, due 9/15/35 (c)	490,000	499,116

		706,446

Media & Entertainment — 0.2%
Comcast Corporation 3.15%, due 2/15/28 (c)	580,000	571,719
Walt Disney Company (The) 2.20%, due 1/13/28	100,000	97,368

		669,087

	PRINCIPAL AMOUNT	VALUE
Consumer Discretionary Distribution & Retail — 0.2%
Home Depot, Inc. (The) 4.65%, due 9/15/35 (c)	$340,000	$336,616
Lowe’s Companies, Inc. 4.85%, due 10/15/35 (c)	300,000	297,307

		633,923

Insurance — 0.1%
Aon Corporation / Aon Global Holdings PLC 2.85%, due 5/28/27 (b)(c)	90,000	88,850
Marsh & McLennan Companies, Inc. 4.55%, due 11/8/27 (c)	90,000	91,031
Willis North America, Inc. 4.55%, due 3/15/31 (c)	330,000	330,022

		509,903

Equity Real Estate Investment Trusts (REITs) — 0.0%
Simon Property Group LP 3.375%, due 12/1/27 (c)	110,000	109,189

Technology Hardware & Equipment — 0.0%
Hewlett Packard Enterprise Company 5.00%, due 10/15/34 (c)	100,000	98,550

Commercial & Professional Services — 0.0%
Republic Services, Inc. 3.95%, due 5/15/28 (c)	60,000	60,157

Total Bonds & Notes (Cost $130,146,563)		128,149,742

SHORT-TERM INVESTMENTS — 0.6%
UMB Money Market Fiduciary Account, 0.01% (e) (Cost $2,276,908)		2,276,908

Total Short-term Investments (Cost $2,276,908)		2,276,908

TOTAL INVESTMENTS (f) — 100.1%
(Cost $248,868,438)		379,697,157
Liabilites Less Other Assets — (0.1) %		(227,150)

NET ASSETS — 100.0%		$379,470,007

PLC	– Public Limited Company

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS January 31, 2026 (unaudited)	concluded

ADR	– American Depository Receipt
REIT	– Real Estate Investment Trusts
LP	– Limited Partnership
LLC	– Limited Liability Company

(a)	Non-income producing security.
(b)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)	Callable
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $5,355,487.

(e)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(f)

The cost of investments for federal income tax purposes is $249,237,190 resulting in gross unrealized appreciation and depreciation of $135,127,403 and $4,667,436 respectively, or net unrealized appreciation of $130,459,967.

See Notes to Financial Statements

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS January 31, 2026 (unaudited)

COMMON STOCKS — 99.6%
	SHARES	VALUE
Semiconductors & Semiconductor Equipment — 21.5%
Advanced Micro Devices, Inc. (a)	42,798	$10,131,571
Analog Devices, Inc.	13,059	4,059,782
Applied Materials, Inc.	21,069	6,790,960
Intel Corporation (a)	119,489	5,552,654
Lam Research Corporation	33,340	7,783,556
Microchip Technology, Inc.	14,641	1,111,545
NVIDIA Corporation	634,710	121,312,122
NXP Semiconductors NV (b)	6,941	1,569,638
ON Semiconductor Corporation (a)	11,743	703,288
Skyworks Solutions, Inc.	4,499	250,864
Texas Instruments, Inc.	24,095	5,193,677

		164,459,657

Software & Services — 15.4%
Accenture PLC, Class A (b)	16,262	4,287,314
Adobe, Inc. (a)	11,097	3,254,195
Akamai Technologies, Inc. (a)	3,648	354,403
Atlassian Corporation, Class A (a)(b)	4,495	531,219
Autodesk, Inc. (a)	5,679	1,436,049
Automatic Data Processing, Inc.	10,614	2,619,747
Cadence Design Systems, Inc. (a)	7,235	2,144,165
Cognizant Technology Solutions Corporation, Class A	12,946	1,062,349
Docusign, Inc. (a)	5,949	312,560
Dynatrace, Inc. (a)	9,355	356,332
Fidelity National Information Services, Inc.	13,218	730,294
Fortinet, Inc. (a)	17,477	1,420,181
Gartner, Inc. (a)	1,956	409,997
Gen Digital, Inc.	15,793	378,874
HubSpot, Inc. (a)	1,347	377,160
Intuit, Inc.	7,285	3,634,632
Microsoft Corporation	184,364	79,329,986
Nutanix, Inc., Class A (a)	7,414	291,593
Okta, Inc., Class A (a)	4,344	366,981
Paycom Software, Inc.	1,525	205,494
PayPal Holdings, Inc.	23,765	1,252,178
PTC, Inc. (a)	3,392	529,593
Salesforce, Inc.	25,077	5,323,596
ServiceNow, Inc. (a)	27,560	3,224,796
Synopsys, Inc. (a)	4,945	2,299,994
Teradata Corporation (a)	2,062	58,808

	SHARES	VALUE
Software & Services — (continued)
Western Union Company (The)	6,255	$58,609
Workday, Inc., Class A (a)	5,689	999,159
Zscaler, Inc. (a)	2,878	575,629

		117,825,887

Media & Entertainment — 13.6%
Alphabet, Inc., Class A	152,623	51,586,574
Alphabet, Inc., Class C	127,050	43,010,236
Electronic Arts, Inc.	6,413	1,307,739
John Wiley & Sons, Inc., Class A	1,926	60,149
New York Times Company (The), Class A	4,585	336,126
Omnicom Group, Inc.	8,863	682,806
Scholastic Corporation	1,381	48,294
Walt Disney Company (The)	47,552	5,363,866
Warner Bros Discovery, Inc. (a)	62,073	1,709,490
ZoomInfo Technologies, Inc. (a)	10,814	87,053

		104,192,333

Financial Services — 9.1%
Ally Financial, Inc.	7,359	311,138
American Express Company	14,723	5,184,999
Ameriprise Financial, Inc.	2,553	1,345,916
Bank of New York Mellon Corporation (The)	18,897	2,266,128
BlackRock, Inc.	3,850	4,307,919
Cboe Global Markets, Inc.	2,700	715,662
Charles Schwab Corporation (The)	45,016	4,678,063
CME Group, Inc.	9,494	2,744,336
Equitable Holdings, Inc.	5,842	271,069
FactSet Research Systems, Inc.	907	230,704
Franklin Resources, Inc.	6,877	183,066
Intercontinental Exchange, Inc.	14,907	2,590,538
Invesco Ltd.	9,393	256,335
Mastercard, Inc., Class A	22,454	12,097,991
Moody’s Corporation	4,236	2,183,912
Morgan Stanley	31,657	5,786,900
Nasdaq, Inc.	11,764	1,139,814
Northern Trust Corporation	5,169	772,404
Raymond James Financial, Inc.	5,012	831,290
S&P Global, Inc.	8,190	4,322,600
State Street Corporation	7,880	1,031,177
Synchrony Financial	10,303	748,307
T. Rowe Price Group, Inc.	5,614	593,287
Visa, Inc., Class A	44,721	14,392,559
Voya Financial, Inc.	2,004	153,627

		69,139,741

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS January 31, 2026 (unaudited)	continued

	SHARES	VALUE
Pharmaceuticals, Biotechnology & Life Sciences — 5.7%
AbbVie, Inc.	46,196	$10,302,170
Agilent Technologies, Inc.	7,570	1,013,245
Amgen, Inc.	14,310	4,892,303
Biogen, Inc. (a)	3,874	696,894
BioMarin Pharmaceutical, Inc. (a)	4,673	264,211
Bio-Techne Corporation	3,718	238,287
Bristol-Myers Squibb Company	53,655	2,953,708
Danaher Corporation	16,902	3,699,679
Gilead Sciences, Inc.	32,294	4,584,133
Illumina, Inc. (a)	4,054	587,060
IQVIA Holdings, Inc. (a)	4,505	1,036,826
Jazz Pharmaceuticals PLC (a)(b)	1,356	223,048
Merck & Company, Inc.	65,373	7,208,681
Mettler-Toledo International, Inc. (a)	552	758,028
Revvity, Inc.	2,558	278,310
Vertex Pharmaceuticals, Inc. (a)	6,718	3,156,788
Waters Corporation (a)	1,560	578,323
Zoetis, Inc.	11,589	1,446,539

		43,918,233

Renewable Energy & Energy Efficiency — 4.6%
Acuity, Inc.	839	259,452
First Solar, Inc. (a)	2,820	635,967
Itron, Inc. (a)	1,221	120,977
Johnson Controls International, PLC (b)	16,978	2,024,796
Ormat Technologies, Inc.	1,521	190,034
Tesla, Inc. (a)	74,113	31,898,976

		35,130,202

Capital Goods — 4.1%
3M Company	14,226	2,178,854
A.O. Smith Corporation	2,772	203,714
AGCO Corporation	1,523	172,723
Air Lease Corporation, Class A	2,420	156,405
Allegion PLC (b)	2,295	379,570
Axon Enterprise, Inc. (a)	1,965	950,235
Builders FirstSource, Inc. (a)	2,840	324,896
Carrier Global Corporation	20,505	1,221,688
CNH Industrial NV (b)	20,578	221,419
Deere & Company	6,873	3,628,944
Eaton Corporation PLC	10,126	3,558,479
Fastenal Company	29,763	1,290,524
Ferguson Enterprises, Inc.	5,331	1,345,864

	SHARES	VALUE
Capital Goods — (continued)
Fortive Corporation	7,448	$393,329
Fortune Brands Innovations, Inc.	2,206	119,345
Granite Construction, Inc.	1,276	154,064
Hubbell, Inc.	1,438	701,658
IDEX Corporation	1,720	341,506
Illinois Tool Works, Inc.	7,774	2,031,035
Lennox International, Inc.	881	436,166
Masco Corporation	5,216	344,725
Middleby Corporation (The) (a)	1,116	164,242
Owens Corning	1,980	237,283
PACCAR, Inc.	14,075	1,729,958
Pentair PLC (b)	4,194	441,922
Quanta Services, Inc.	3,816	1,811,188
Roper Technologies, Inc.	2,796	1,037,959
Sensata Technologies Holding PLC	3,821	132,168
Snap-on, Inc.	1,353	495,347
Stanley Black & Decker, Inc.	4,103	322,742
Timken Company (The)	1,376	128,229
Trane Technologies PLC	5,818	2,446,934
Westinghouse Air Brake Technologies Corporation	4,568	1,051,280
Xylem, Inc.	6,640	915,457

		31,069,852

Healthcare Equipment & Services — 2.8%
Align Technology, Inc. (a)	1,776	289,541
Becton, Dickinson & Company	7,512	1,528,542
Cardinal Health, Inc.	6,363	1,367,282
Cencora, Inc.	4,870	1,749,401
Centene Corporation (a)	12,910	559,261
Cigna Group (The)	7,077	1,939,877
DaVita, Inc. (a)	853	93,267
DENTSPLY SIRONA, Inc.	3,100	38,657
Dexcom, Inc. (a)	10,349	755,891
Edwards Lifesciences Corporation (a)	15,920	1,295,251
Elevance Health, Inc.	5,958	2,059,919
HCA Healthcare, Inc.	4,383	2,140,087
Henry Schein, Inc. (a)	2,611	197,078
Hologic, Inc. (a)	5,359	401,550
Humana, Inc.	3,159	616,637
IDEXX Laboratories, Inc. (a)	2,152	1,442,830
Insulet Corporation (a)	1,861	476,062
Labcorp Holdings, Inc.	2,147	582,954
Pediatrix Medical Group, Inc. (a)	2,481	53,044

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS January 31, 2026 (unaudited)	continued

	SHARES	VALUE
Healthcare Equipment & Services — (continued)
Quest Diagnostics, Inc.	2,905	$543,322
ResMed, Inc.	3,969	1,025,232
Select Medical Holdings Corporation	2,396	36,060
STERIS PLC	2,479	650,985
Teladoc Health, Inc. (a)	2,971	16,192
Veeva Systems, Inc., Class A (a)	4,187	853,813
West Pharmaceutical Services, Inc.	1,893	437,510
Zimmer Biomet Holdings, Inc.	4,813	419,068

		21,569,313

Equity Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corporation REIT	12,373	2,218,231
AvalonBay Communities, Inc. REIT	3,390	602,301
BXP, Inc. REIT	3,677	237,792
CBRE Group, Inc., Class A (a)	8,073	1,375,074
COPT Defense Properties REIT	2,139	65,903
Crown Castle, Inc. REIT	11,094	963,070
Digital Realty Trust, Inc. REIT	9,119	1,513,298
Equinix, Inc. REIT	2,604	2,137,702
Equity Residential REIT	8,434	525,607
Federal Realty Investment Trust REIT	1,103	111,579
Healthpeak Properties, Inc.	16,694	287,805
Host Hotels & Resorts, Inc. REIT	18,850	349,290
Iron Mountain, Inc. REIT	7,808	719,351
Jones Lang LaSalle, Inc. (a)	1,343	480,673
Macerich Company (The) REIT	5,627	106,519
Prologis, Inc. REIT	24,871	3,247,158
SBA Communications Corporation, Class A REIT	2,737	503,909
Simon Property Group, Inc. REIT	8,702	1,664,780
Ventas, Inc. REIT	12,213	948,584
Welltower, Inc. REIT	17,769	3,346,969

		21,405,595

Consumer Services — 2.7%
Aramark	6,421	247,144
Booking Holdings, Inc.	846	4,231,557
Choice Hotels International, Inc.	427	43,896
Darden Restaurants, Inc.	3,035	605,027
Domino’s Pizza, Inc.	822	337,291
Hilton Worldwide Holdings, Inc.	6,364	1,899,718
Marriott International, Inc., Class A	6,238	1,966,841
McDonald’s Corporation	18,706	5,892,390

	SHARES	VALUE
Consumer Services — (continued)
Royal Caribbean Cruises Ltd.	6,681	$2,168,987
Starbucks Corporation	30,272	2,783,510
Vail Resorts, Inc.	766	101,932

		20,278,293

Food & Beverage — 2.6%
Bunge Global SA	3,898	443,904
Campbell Soup Company (The)	4,254	119,027
Coca-Cola Company (The)	107,846	8,067,959
Conagra Brands, Inc.	11,121	205,850
Darling Ingredients, Inc. (a)	4,118	188,028
General Mills, Inc.	13,627	630,385
Hormel Foods Corporation	7,307	179,825
Ingredion, Inc.	1,307	154,357
JM Smucker Company (The)	2,446	256,487
Keurig Dr Pepper, Inc.	33,556	920,777
Kraft Heinz Company (The)	22,799	541,248
Lamb Weston Holdings, Inc.	3,449	158,413
McCormick & Company, Inc.	5,975	369,434
Mondelez International, Inc., Class A	34,131	1,995,640
PepsiCo, Inc.	35,946	5,522,384

		19,753,718

Consumer Discretionary Distribution & Retail — 2.5%
AutoNation, Inc. (a)	649	133,032
Best Buy Company, Inc.	5,296	344,770
Buckle, Inc. (The)	1,278	60,449
CarMax, Inc. (a)	3,850	171,479
GameStop Corporation, Class A (a)	11,162	266,549
Gap, Inc. (The)	6,461	180,779
Home Depot, Inc. (The)	26,036	9,752,825
Kohl’s Corporation	3,212	56,114
LKQ Corporation	6,235	204,820
Lowe’s Companies, Inc.	15,032	4,014,446
Pool Corporation	689	175,068
Signet Jewelers Ltd.	1,036	95,592
Target Corporation	12,153	1,281,777
Tractor Supply Company	14,062	715,474
Ulta Beauty, Inc. (a)	1,209	782,658
Williams-Sonoma, Inc.	3,325	680,461

		18,916,293

Materials — 2.2%
Albemarle Corporation	3,153	537,996

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS January 31, 2026 (unaudited)	continued

	SHARES	VALUE
Materials — (continued)
Amcor PLC (b)	12,654	$559,939
Avery Dennison Corporation	1,920	356,179
Axalta Coating Systems Ltd. (a)	3,763	126,362
Ball Corporation	6,794	386,375
Compass Minerals International, Inc. (a)	373	9,318
CRH PLC (b)	17,822	2,181,591
H.B. Fuller Company	1,143	68,694
International Flavors & Fragrances, Inc.	6,327	441,688
Linde PLC (b)	12,508	5,715,781
Mosaic Company (The)	8,402	231,055
Newmont Corporation	28,888	3,245,567
PPG Industries, Inc.	5,493	635,156
Sealed Air Corporation	3,733	156,338
Sherwin-Williams Company (The)	6,335	2,246,644
Sonoco Products Company	2,880	138,240

		17,036,923

Insurance — 2.2%
Allstate Corporation (The)	7,080	1,408,849
Arthur J. Gallagher & Company	6,708	1,672,774
Chubb Ltd. (b)	9,929	3,073,621
Hartford Insurance Group, Inc. (The)	7,387	997,688
Lincoln National Corporation	4,185	174,138
Marsh & McLennan Companies, Inc.	12,638	2,378,345
Principal Financial Group, Inc.	5,969	565,384
Progressive Corporation (The)	15,304	3,183,232
Prudential Financial, Inc.	9,210	1,023,323
Travelers Companies, Inc. (The)	6,022	1,713,319
Willis Towers Watson PLC (b)	2,265	719,070

		16,909,743

Technology Hardware & Equipment — 2.2%
Cognex Corporation	4,457	172,664
Corning, Inc.	21,770	2,247,752
Dell Technologies, Inc., Class C	8,746	1,000,892
F5, Inc. (a)	1,573	433,535
Flex Ltd. (a)	10,318	650,447
Hewlett Packard Enterprise Company	36,011	774,957
HP, Inc.	25,512	495,953

	SHARES	VALUE
Technology Hardware & Equipment — (continued)
Keysight Technologies, Inc. (a)	4,573	$989,277
Motorola Solutions, Inc.	4,294	1,728,507
NetApp, Inc.	5,383	518,652
Palo Alto Networks, Inc. (a)	17,982	3,182,275
TE Connectivity PLC (b)	6,608	1,472,130
Trimble, Inc. (a)	6,335	428,246
Western Digital Corporation	9,188	2,299,113
Zebra Technologies Corporation, Class A (a)	1,316	309,234

		16,703,634

Household & Personal Products — 1.8%
Church & Dwight Company, Inc.	6,220	598,675
Clorox Company (The)	2,943	331,941
Colgate-Palmolive Company	21,121	1,907,015
Estee Lauder Companies, Inc. (The), Class A	6,217	716,696
Kimberly-Clark Corporation	8,675	867,413
Procter & Gamble Company (The)	61,733	9,369,217

		13,790,957

Banks — 1.1%
Bank of Hawaii Corporation	738	55,188
Cathay General Bancorp	445	22,775
Citizens Financial Group, Inc.	11,753	740,204
Huntington Bancshares, Inc.	53,078	927,803
International Bancshares Corporation	813	56,617
KeyCorp	25,962	558,702
M&T Bank Corporation	3,947	874,537
Old National Bancorp	7,650	186,889
PNC Financial Services Group, Inc. (The)	10,754	2,401,368
Regions Financial Corporation	22,996	655,386
Truist Financial Corporation	36,809	1,892,719
Zions Bancorp N A	2,405	144,084

		8,516,272

Telecommunication Services — 0.7%
Lumen Technologies Inc. (a)	26,764	236,059
Verizon Communications, Inc.	111,662	4,971,192

		5,207,251

Consumer Durables & Apparel — 0.6%
Callaway Golf Company (a)	3,651	52,392

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS January 31, 2026 (unaudited)	concluded

	SHARES	VALUE
Consumer Durables & Apparel — (continued)
Capri Holdings Ltd. (a)(b)	2,975	$67,146
Columbia Sportswear Company	813	44,943
Deckers Outdoor Corporation (a)	4,100	489,294
Ethan Allen Interiors, Inc.	161	3,692
Garmin Ltd. (b)	4,397	886,611
Hasbro, Inc.	2,902	259,177
La-Z-Boy, Inc.	1,192	43,401
Mattel, Inc. (a)	7,909	165,219
Meritage Homes Corporation	1,314	91,336
Mohawk Industries, Inc. (a)	1,301	154,012
Newell Brands, Inc.	11,715	49,789
NIKE, Inc., Class B	31,716	1,960,366
PVH Corporation	1,296	80,818
Under Armour, Inc., Class A (a)	6,848	42,252
Under Armour, Inc., Class C (a)	381	2,313
VF Corporation	8,674	169,924
Whirlpool Corporation	1,547	123,744
Wolverine World Wide, Inc.	1,906	33,774

		4,720,203

Commercial & Professional Services — 0.5%
ASGN, Inc. (a)	575	29,952
Broadridge Financial Solutions, Inc.	2,863	564,326
Copart, Inc. (a)	24,625	999,283
Deluxe Corporation	1,380	36,432
Exponent, Inc.	1,597	114,776
HNI Corporation	1,789	85,496
ICF International, Inc.	378	35,249
Interface, Inc.	1,694	53,310
Jacobs Solutions, Inc.	3,009	406,997
ManpowerGroup, Inc.	1,123	40,799
Robert Half, Inc.	2,960	102,446
Tetra Tech, Inc.	6,637	249,949
TransUnion	5,088	402,054
Veralto Corporation	6,635	656,732

		3,777,801

Transportation — 0.5%
ArcBest Corporation	653	58,913
Avis Budget Group, Inc. (a)	506	58,185
C.H. Robinson Worldwide, Inc.	3,199	623,645
J.B. Hunt Transport Services, Inc.	2,058	417,198
Ryder System, Inc.	1,053	201,418
U-Haul Holding Company	2,306	118,321
United Parcel Service, Inc., Class B	19,508	2,072,140

		3,549,820

	SHARES	VALUE
Automobiles & Components — 0.2%
Aptiv PLC (a)	5,750	$435,562
Autoliv, Inc. (b)	1,947	236,054
BorgWarner, Inc.	5,533	262,320
Harley-Davidson, Inc.	2,070	40,986
Rivian Automotive, Inc., Class A (a)	20,759	306,195

		1,281,117

Consumer Staples Distribution & Retail — 0.1%
Sysco Corporation	12,509	1,048,880

Utilities — 0.1%
American Water Works Company, Inc.	4,946	638,677

Healthy Living — 0.0%
United Natural Foods, Inc. (a)	1,738	64,706

Total Common Stocks (Cost $236,849,218)		760,905,101

SHORT-TERM INVESTMENTS — 0.4%
UMB Money Market Fiduciary Account, 0.01% (c) (Cost $2,655,359)		2,655,359

Total Short-term Investments (Cost $2,655,359)		2,655,359

TOTAL INVESTMENTS (d) — 100.0%
(Cost $239,504,577)		763,560,460
Other Assets Less Liabilities — 0.0%		44,242

NET ASSETS — 100.0%		$763,604,702

PLC	– Public Limited Company
REIT	– Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(d)

The cost of investments for federal income tax purposes is $245,521,834 resulting in gross unrealized appreciation and depreciation of $532,872,279 and $14,833,653 respectively, or net unrealized appreciation of $518,038,626.

See Notes to Financial Statements

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS January 31, 2026 (unaudited)

COMMON STOCKS — 99.1%
	SHARES	VALUE
Japan — 22.4%
Ajinomoto Company, Inc.	29,800	$681,730
ANA Holdings, Inc.	5,200	100,958
Asahi Kasei Corporation	42,800	415,203
Bridgestone Corporation	37,600	846,536
Daiwa Securities Group, Inc.	43,800	426,804
FANUC Corporation	30,731	1,233,991
Fujitsu Ltd.	57,600	1,600,461
Hankyu Hanshin Holdings, Inc.	7,900	220,592
Hitachi Ltd.	118,215	4,102,077
Hoya Corporation	11,201	1,879,034
JFE Holdings, Inc.	19,200	258,493
Kao Corp.	15,200	608,038
KDDI Corp.	96,334	1,626,501
LY Corporation.	90,800	232,486
MatsukiyoCocokara & Company	10,800	172,928
Mitsubishi Estate Company Ltd.	34,700	884,362
Nitto Denko Corporation	22,400	497,803
Nomura Research Institute Ltd.	12,414	377,639
Oriental Land Company Ltd.	35,600	623,228
Pan Pacific International Holdings Corporation	62,900	372,402
Rakuten Group, Inc. (a)	50,000	299,786
Recruit Holdings Company Ltd.	46,100	2,428,261
Secom Company Ltd.	13,100	479,900
Sekisui House Ltd.	19,600	436,821
Shiseido Company Ltd.	13,400	228,868
SoftBank Corporation	943,970	1,283,100
Sompo Holdings, Inc.	28,984	999,500
Sony Group Corporation	140,680	3,101,700
Sumitomo Metal Mining Company, Ltd.	8,000	452,067
Sumitomo Mitsui Financial Group, Inc.	120,273	4,232,461
Sysmex Corporation	16,900	159,912
T&D Holdings, Inc.	15,300	377,895
Tokio Marine Holdings, Inc.	60,100	2,240,080
Tokyo Electron Ltd.	14,700	3,916,948
Tokyu Corp.	16,700	188,355
Toray Industries, Inc.	46,000	339,306
Unicharm Corporation	36,800	223,378
Yamaha Motor Company Ltd.	30,200	228,061
Yokohama Financial Group Ltd.	34,100	310,574
ZOZO, Inc.	15,000	123,892

		39,212,131

	SHARES	VALUE
Switzerland — 11.2%
ABB Ltd.	51,463	$4,430,578
Alcon, Inc.	16,422	1,329,150
Banque Cantonale Vaudoise	986	133,427
DSM-Firmenich AG	5,671	447,196
Givaudan SA	303	1,171,168
Julius Baer Group Ltd.	6,780	566,299
Kuehne + Nagel International AG	1,599	370,244
Lonza Group AG	2,300	1,562,634
SGS SA	5,455	656,519
Sika AG	5,018	962,845
Sonova Holding AG	1,667	456,201
Straumann Holding AG	3,674	441,842
Swiss Life Holding AG	933	1,023,018
Swiss Prime Site AG	2,617	445,491
Swiss Re AG	9,788	1,563,863
VAT Group AG (b)	890	575,496
Zurich Insurance Group AG	4,806	3,418,873

		19,554,844

Canada — 10.6%
Bank of Nova Scotia (The)	26,520	1,982,622
CGI, Inc.	6,438	551,747
Dollarama, Inc.	8,976	1,209,588
Element Fleet Management Corporation	13,157	333,345
FirstService Corporation	1,327	205,584
iA Financial Corporation, Inc.	3,027	371,923
Intact Financial Corporation	5,821	1,059,766
Metro, Inc.	6,716	445,810
National Bank of Canada	12,731	1,516,931
Open Text Corporation	8,309	212,225
RB Global, Inc.	6,113	693,857
Saputo, Inc.	8,120	244,966
Shopify, Inc. (a)	17,102	2,243,970
Sun Life Financial, Inc.	18,345	1,155,909
TELUS Corporation	16,432	229,278
Thomson Reuters Corporation	5,181	572,433
TMX Group Ltd.	9,081	335,244
Toronto-Dominion Bank (The)	27,341	2,555,200
Wheaton Precious Metals Corporation	13,982	1,841,985
WSP Global, Inc.	4,299	831,039

		18,593,422

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS January 31, 2026 (unaudited)	continued

	SHARES	VALUE
Netherlands — 10.0%
Akzo Nobel NV	5,566	$389,954
Argenx SE (a)	2,018	1,697,146
ASML Holding NV	8,033	11,519,014
Koninklijke KPN NV	127,654	625,211
Prosus NV (a)	42,978	2,471,388
Wolters Kluwer NV	7,661	719,419

		17,422,132

France — 9.7%
Amundi SA (b)	2,064	183,516
AXA SA	56,945	2,596,742
Cie Generale des Etablissements Michelin SCA	22,071	819,651
Credit Agricole SA	35,148	761,211
Danone SA	21,252	1,665,370
Hermes International SCA	1,039	2,499,930
Ipsen SA	1,213	198,170
Publicis Groupe SA	7,531	752,739
Rexel SA	7,429	311,329
Schneider Electric SE	17,986	5,156,822
Societe Generale SA	23,149	2,028,614

		16,974,094

United Kingdom — 8.5%
3i Group PLC	32,538	1,494,780
Admiral Group PLC	8,564	322,301
Autotrader Group PLC (b)	28,300	208,614
Barratt Redrow PLC	44,482	236,860
Informa PLC	42,549	513,476
Intertek Group PLC	5,009	307,293
Kingfisher PLC	56,167	258,839
Land Securities Group PLC REIT	23,042	205,663
Legal & General Group PLC	186,813	678,284
London Stock Exchange Group PLC	15,303	$1,706,946
M&G PLC	75,612	320,544
Pearson PLC	19,169	252,132
Phoenix Group Holdings PLC	22,884	231,946
RELX PLC	59,944	2,125,157
Schroders PLC	23,728	146,966
Segro PLC REIT	41,893	436,471
Smiths Group PLC	10,715	367,977
Unilever PLC	71,545	4,867,214
Whitbread PLC	5,578	208,220

		14,889,683

	SHARES	VALUE
Denmark — 5.3%
Demant A/S (a)	3,263	$114,215
Genmab A/S (a)	2,009	654,498
Novo Nordisk A/S, Class B	105,666	6,274,317
Novonesis (Novozymes) B	11,592	710,277
Pandora A/S	2,597	210,209
Tryg A/S	10,954	266,213
Vestas Wind Systems A/S	33,003	1,000,360

		9,230,089

Australia — 5.2%
ASX Ltd.	6,416	255,378
Brambles Ltd.	44,849	696,157
CAR Group Ltd.	12,294	235,238
Cochlear Ltd.	2,147	400,175
CSL Ltd.	15,889	2,002,114
Evolution Mining Ltd.	66,857	642,025
Goodman Group	67,188	1,427,281
Northern Star Resources Ltd.	44,795	823,456
QBE Insurance Group Ltd.	49,484	678,197
REA Group Ltd.	1,710	224,831
Suncorp Group Ltd.	35,570	418,716
Transurban Group	102,578	992,187
WiseTech Global Ltd.	6,569	263,190

		9,058,945

Germany — 3.1%
adidas AG	5,630	998,258
Deutsche Boerse AG	6,186	1,566,513
Fresenius SE & Company KGaA	13,904	777,790
Henkel AG & Company KGaA	3,452	284,971
Henkel AG & Company KGaA (c)	5,255	461,680
LEG Immobilien SE	2,505	181,138
Merck KGaA	4,245	632,499
QIAGEN NV	6,666	353,440
Sartorius AG (c)	870	243,168

		5,499,457

Sweden — 3.1%
Boliden AB (a)	9,302	651,389
EQT AB	16,250	616,781
Essity AB, Class B	19,711	583,616
Nibe Industrier AB B Shares	48,750	186,751
Sandvik AB	34,909	1,378,429
Svenska Cellulosa AB SCA, Class B	20,016	250,619

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS January 31, 2026 (unaudited)	continued

	SHARES	VALUE
Sweden — (continued)
Svenska Handelsbanken ABA Shares	47,978	$756,376
Swedish Orphan Biovitrum AB (a)	6,525	247,789
Tele2 AB B Shares	18,019	331,523
Telia Company AB	76,702	350,410

		5,353,683

Hong Kong — 2.4%
AIA Group Ltd.	338,049	3,900,236
MTR Corporation Ltd.	51,167	226,251

		4,126,487

Spain — 1.8%
Amadeus IT Group SA	14,817	993,470
CaixaBank SA	127,694	1,685,648
Cellnex Telecom SA (b)	16,217	501,614

		3,180,732

Finland — 1.7%
Elisa Oyj	4,671	206,630
Kesko Oyj B Shares	8,936	226,030
Kone Oyj, Class B	11,200	804,918
Metso Oyj	21,817	426,557
Orion Oyj, Class B	3,555	294,003
Sampo Oyj A Shares	79,515	886,815
Stora Enso Oyj R Shares	18,922	217,839

		3,062,792

Italy — 1.4%
FinecoBank Banca Fineco SpA	20,156	534,361
Generali	27,906	1,138,341
Moncler SpA	7,701	448,706
Poste Italiane SpA (b)	14,871	391,691

		2,513,099

Norway — 1.1%
DNB Bank ASA	29,103	834,481
Gjensidige Forsikring ASA	6,628	188,650
Mowi ASA	15,099	348,063
Orkla ASA	22,833	271,675
Telenor ASA	19,907	334,867

		1,977,736

Belgium — 0.8%
Ageas SA	4,861	345,292
KBC Group NV	7,563	1,065,786

		1,411,078

	SHARES	VALUE
Ireland — 0.3%
Kerry Group PLC, Class A	5,341	$474,791

Luxembourg — 0.3%
Eurofins Scientific SE	3,888	314,524
InPost SA (a)	8,429	132,119

		446,643

Singapore — 0.1%
CapitaLand Investment Ltd.	76,611	185,484

New Zealand — 0.1%
Meridian Energy Ltd.	44,114	149,649

Total Common Stocks (Cost $118,792,424)		173,316,971

SHORT-TERM INVESTMENTS — 0.2%
UMB Money Market Fiduciary Account, 0.01% (d) (Cost $312,663)		312,663

Total Short-term Investments (Cost $312,663)		312,663

TOTAL INVESTMENTS (e) — 99.3%
(Cost $119,105,087)		173,629,634
Other Assets Less Liabilities — 0.7%		1,150,316

NET ASSETS — 100.0%		$174,779,950

PLC	– Public Limited Company
REIT	– Real Estate Investment Trusts
(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $1,860,931.

(c)	Preference shares.
(d)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(e)

The cost of investments for federal income tax purposes is $125,037,316 resulting in gross unrealized appreciation and depreciation of $56,707,744 and $8,115,426 respectively, or net unrealized appreciation of $48,592,318.

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS January 31, 2026 (unaudited)	concluded

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Purchased	Value At Settlement Date	Value At January 31, 2026	Unrealized Appreciation (Depreciation)
Australian Dollar	Bank of Montreal	AUD per USD	3/18/2026	110,000	$100,140	$104,437	$4,297
British Pound	UBS (AG) UK	GBP per USD	3/18/2026	280,000	134,250	136,826	2,576
Canadian Dollar	Bank of Montreal	CAD per USD	3/18/2026	280,000	223,598	225,510	1,912
Danish Krone	Citigroup	DKK per USD	3/18/2026	280,000	47,482	47,751	269
Euro	Bank of Montreal	EUR per USD	3/18/2026	90,000	271,402	273,268	1,866
Hong Kong Dollar	Citigroup	HKD per USD	3/18/2026	90,000	12,884	12,821	(63)
Japanese Yen	JP Morgan	JPY per USD	3/18/2026	61,820,000	402,546	401,042	(1,504)
Swedish Krona	Citigroup	SEK per USD	3/18/2026	260,000	28,300	29,262	962
Switzerland Franc	Bank of Montreal	CHF per USD	3/18/2026	60,000	76,272	78,025	1,753

					$1,296,874	$1,308,942	$12,068

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At January 31, 2026	Unrealized Appreciation (Depreciation)
Australian Dollar	Morgan Stanley	AUD per USD	3/18/2026	(60,000)	$(41,597)	$(41,775)	$(178)
Canadian Dollar	Bank of Montreal	CAD per USD	3/18/2026	(60,000)	(43,334)	(44,150)	(816)
Danish Krona	Toronto Dominion	DKK per USD	3/18/2026	(290,000)	(45,798)	(46,160)	(362)
Euro	Bank of Montreal	EUR per USD	3/18/2026	(110,000)	(130,379)	(130,694)	(315)
Euro	Toronto Dominion	EUR per USD	3/18/2026	(50,000)	(58,929)	(59,406)	(477)
Japanese Yen	Bank of Montreal	JPY per USD	3/18/2026	(11,220,000)	(73,224)	(72,787)	437
Switzerland Franc	Bank of Montreal	CHF per USD	3/18/2026	(30,000)	(37,762)	(39,012)	(1,250)
Switzerland Franc	Citigroup	CHF per USD	3/18/2026	(213,208)	(271,442)	(277,259)	(5,817)

					$(702,465)	$(711,243)	$(8,778)

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$594,409	$597,699	$3,290

AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Switzerland Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
SEK	– Swedish Krona

See Notes to Financial Statements

GREEN CENTURY FUNDS STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2026

(unaudited)

	BALANCED FUND	EQUITY FUND	MSCI INTERNATIONAL INDEX FUND
ASSETS:
Investments, at value (cost $248,868,438, $239,504,577 and $119,105,087, respectively)	$379,697,157	$763,560,460	$173,629,634
Foreign cash, at value (cost $0, $0 and $204,433, respectively)	—	—	208,514
Receivables for:
Securities sold	2,221,322	280,560	—
Capital stock sold	14,855	538,163	192,520
Interest	1,073,369	19	5
Dividends	204,823	536,694	1,046,910
Unrealized appreciation on forward foreign currency exchange contracts	—	—	14,072

Total assets	383,211,526	764,915,896	175,091,655

LIABILITIES:
Payable for investment securities purchased	3,028,947	211,268	—
Payable for capital stock repurchased	338,518	412,333	142,961
Accrued expenses	374,054	687,593	157,962
Unrealized depreciation on forward foreign currency exchange contracts	—	—	10,782

Total liabilities	3,741,519	1,311,194	311,705

NET ASSETS	$379,470,007	$763,604,702	$174,779,950

NET ASSETS CONSIST OF:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$244,131,478	$241,595,066	$123,304,873
Net distributable earnings	135,338,529	522,009,636	51,475,077

NET ASSETS	$379,470,007	$763,604,702	$174,779,950

NET ASSET VALUE PER SHARE PER CLASS:
Individual Investor Class Shares:
Net assets applicable to shares outstanding	$262,536,564	$407,417,221	$52,596,040
Shares of beneficial interest issued and outstanding	7,357,722	3,970,842	3,266,221
Net asset value per share	$35.68	$102.60	$16.10

Institutional Class Shares:
Net assets applicable to shares outstanding	$116,933,443	$356,187,481	$122,183,910
Shares of beneficial interest issued and outstanding	3,263,568	3,486,890	7,620,718
Net asset value per share	$35.83	$102.15	$16.03

See Notes to Financial Statements

GREEN CENTURY FUNDS STATEMENTS OF OPERATIONS

For the six months ended January 31, 2026

(unaudited)

	BALANCED FUND	EQUITY FUND	MSCI INTERNATIONAL INDEX FUND
INVESTMENT INCOME:
Interest income	$2,536,686	$58	$28
Dividend and other income (net of $4,572, $2,267 and $104,799 foreign withholding taxes, respectively)	1,365,102	4,315,480	1,260,103

Total investment income	3,901,788	4,315,538	1,260,131

EXPENSES:
Administrative services fee.	1,426,566	3,210,700	680,383
Investment advisory fee	1,087,018	780,592	241,825

Total expenses	2,513,584	3,991,292	922,208

NET INVESTMENT INCOME	1,388,204	324,246	337,923

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	4,653,205	9,416,706	3,864,888
Foreign currency transactions	—	—	(21,216)
Forward foreign currency exchange contracts	—	—	(16,480)
Change in net unrealized appreciation on:
Investments	13,213,178	56,215,279	14,840,021
Foreign currency translations	—	—	47,533
Forward foreign currency exchange contracts	—	—	23,070

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	17,866,383	65,631,985	18,737,816

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,254,587	$65,956,231	$19,075,739

See Notes to Financial Statements

GREEN CENTURY FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	BALANCED FUND		EQUITY FUND		MSCI INTERNATIONAL INDEX FUND
	FOR THE SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED)	FOR THE YEAR ENDED JULY 31, 2025	FOR THE SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED)	FOR THE YEAR ENDED JULY 31, 2025	FOR THE SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED)	FOR THE YEAR ENDED JULY 31, 2025
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income	$1,388,204	$2,332,339	$324,246	$1,522,887	$337,923	$2,120,402
Net realized gain on investments, foreign currency transactions, and forward foreign currency exchange contracts	4,653,205	21,676,166	9,416,706	32,719,726	3,827,192	3,303,738
Change in net unrealized appreciation (depreciation) on investments, foreign currency translations, and forward foreign currency exchange contracts	13,213,178	(6,820,598)	56,215,279	57,207,168	14,910,624	2,584,511

Net increase in net assets resulting from operations	19,254,587	17,187,907	65,956,231	91,449,781	19,075,739	8,008,651

Dividends and distributions to shareholders:
Distributions
Individual Investor Class	(11,668,923)	(17,971,643)	(16,952,403)	(3,939,790)	(1,682,259)	(581,251)
Institutional Class	(5,295,771)	(8,676,052)	(14,912,656)	(4,073,410)	(4,112,313)	(1,802,882)

Total dividends and distributions	(16,964,694)	(26,647,695)	(31,865,059)	(8,013,200)	(5,794,572)	(2,384,133)
Capital share transactions:
Proceeds from sales of shares
Individual Investor Class	7,017,987	15,485,499	10,746,984	24,845,947	4,131,906	7,370,303
Institutional Class	5,565,335	14,275,777	26,740,366	40,006,381	6,063,374	15,568,507
Reinvestment of dividends and distributions
Individual Investor Class	11,302,701	17,399,676	16,433,642	3,832,674	1,658,898	573,407
Institutional Class	5,169,929	8,533,611	13,317,357	3,623,012	4,098,443	1,798,549
Payments for shares redeemed
Individual Investor Class[1]	(21,410,462)	(43,476,004)	(26,011,523)	(58,327,551)	(4,573,601)	(20,952,274)
Institutional Class[2]	(9,349,150)	(28,848,986)	(27,035,528)	(46,889,214)	(14,849,288)	(36,658,848)

Net increase (decrease) in net assets resulting from capital share transactions	(1,703,660)	(16,630,427)	14,191,298	(32,908,751)	(3,470,268)	(32,300,356)

Total increase (decrease) in net assets	586,233	(26,090,215)	48,282,470	50,527,830	9,810,899	(26,675,838)
NET ASSETS:
Beginning of period	378,883,774	404,973,989	715,322,232	664,794,402	164,969,051	191,644,889

End of period	$379,470,007	$378,883,774	$763,604,702	$715,322,232	$174,779,950	$164,969,051

1	Net of redemption fee received of $2,473, $4,795, $1,480, $6,084, $294 and $6,820, respectively.
2	Net of redemption fee received of $82, $3,165, $3,166, $15,812, $339 and $11,091, respectively.

See Notes to Financial Statements

GREEN CENTURY BALANCED FUND INDIVIDUAL INVESTOR CLASS FINANCIAL HIGHLIGHTS

	FOR THE SIX MONTHS ENDED JANUARY 31, 2026		FOR THE YEARS ENDED JULY 31,
	(UNAUDITED)		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$35.51		$36.32	$33.46	$32.93	$37.21	$30.83

Income (loss) from investment operations:
Net investment income (loss)	0.11		0.18	0.17	0.11	(0.01)	0.02
Net realized and unrealized gain (loss) on investments	1.69		1.41	3.72	1.05	(2.78)	7.51

Total increase (decrease) from investment operations	1.80		1.59	3.89	1.16	(2.79)	7.53

Less dividends:
Dividends from net investment income	(0.07)		(0.18)	(0.18)	(0.09)	—	(0.02)
Distributions from net realized gains	(1.56)		(2.22)	(0.85)	(0.54)	(1.49)	(1.13)

Total decrease from dividends	(1.63)		(2.40)	(1.03)	(0.63)	(1.49)	(1.15)

Net Asset Value, end of period	$35.68		$35.51	$36.32	$33.46	$32.93	$37.21

Total return	5.10	%(a)	4.64%	11.89%	3.67%	(7.97)%	24.86%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$262,537		$264,050	$280,643	$279,640	$296,605	$323,991
Ratio of expenses to average net assets	1.39	%(b)(c)	1.46%	1.46%	1.46%	1.46%	1.46%
Ratio of net investment income to average net assets	0.63	%(b)	0.50%	0.52%	0.35%	(0.03)%	0.07%
Portfolio turnover(d)	30	%(a)	23%	13%	21%	9%	17%

(a)	Not annualized.
(b)	Annualized.
(c)

Effective December 1, 2025, the Adviser has contractually agreed to lower the total annual operating expenses up to 1.28%. Prior to December 1, 2025, the Adviser had contractually agreed to annual operating expenses up to 1.48%. See Note 2 for detailed expense tiers.

(d)	Calculated at Fund level.

GREEN CENTURY BALANCED FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS

	FOR THE SIX MONTHS ENDED JANUARY 31, 2026		FOR THE YEARS ENDED JULY 31,				FOR THE PERIOD NOVEMBER 30, 2020 (COMMENCEMENT OF OPERATIONS) TO JULY 31,
	(UNAUDITED)		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$35.64		$36.44	$33.56	$33.06	$37.27	$33.58

Income (loss) from investment operations:
Net investment income	0.17		0.29	0.29	0.20	0.08	0.08
Net realized and unrealized gain (loss) on investments	1.70		1.41	3.72	1.07	(2.78)	4.78

Total increase (decrease) from investment operations	1.87		1.70	4.01	1.27	(2.70)	4.86

Less dividends:
Dividends from net investment income	(0.12)		(0.28)	(0.28)	(0.23)	(0.02)	(0.04)
Distributions from net realized gains	(1.56)		(2.22)	(0.85)	(0.54)	(1.49)	(1.13)

Total decrease from dividends	(1.68)		(2.50)	(1.13)	(0.77)	(1.51)	(1.17)

Net Asset Value, end of period	$35.83		$35.64	$36.44	$33.56	$33.06	$37.27

Total return	5.27	%(a)	4.94%	12.21%	4.01%	(7.72)%	14.89	%(a)
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$116,933		$114,833	$124,331	$114,950	$101,317	$86,347
Ratio of expenses to average net assets	1.09	%(b)(c)	1.16%	1.16%	1.16%	1.16%	1.16	%(b)
Ratio of net investment income to average net assets	0.93	%(b)	0.80%	0.82%	0.65%	0.27%	0.33	%(b)
Portfolio turnover(d)	30	%(a)	23%	13%	21%	9%	17	%(a)

(a)	Not annualized.
(b)	Annualized.
(c)

Effective December 1, 2025, the Adviser has contractually agreed to lower the total annual operating expenses up to 0.98%. Prior to December 1, 2025, the Adviser had contractually agreed to annual operating expenses up to 1.18%. See Note 2 for detailed expense tiers.

(d)	Calculated at Fund level.

See Notes to Financial Statements

GREEN CENTURY EQUITY FUND INDIVIDUAL INVESTOR CLASS FINANCIAL HIGHLIGHTS

	FOR THE SIX MONTHS ENDED JANUARY 31, 2026		FOR THE YEARS ENDED JULY 31,
	(UNAUDITED)		2025	2024		2023	2022	2021
Net Asset Value, beginning of period	$98.00		$86.57	$72.03		$64.46	$71.35	$52.23

Income from investment operations:
Net investment income (loss)	(0.03)		0.10	0.14		0.23	0.09	0.09
Net realized and unrealized gain (loss) on investments	9.05		12.26	14.53		7.68	(6.11)	19.60

Total increase (decrease) from investment operations	9.02		12.36	14.67		7.91	(6.02)	19.69

Less dividends:
Dividends from net investment income	—		(0.07)	(0.13)		(0.18)	(0.02)	(0.06)
Distributions from net realized gains	(4.42)		(0.86)	—		(0.16)	(0.85)	(0.51)

Total decrease from dividends	(4.42)		(0.93)	(0.13)		(0.34)	(0.87)	(0.57)

Net Asset Value, end of period	$102.60		$98.00	$86.57		$72.03	$64.46	$71.35

Total return	9.23	%(a)	14.36%	20.37%		12.37%	(8.64)%	37.90%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$407,417		$387,982	$371,751		$314,349	$301,668	$338,094
Ratio of expenses to average net assets	1.20	%(b)	1.20%	1.23	%(c)	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets	(0.05	)%(b)	0.09%	0.17%		0.35%	0.11%	0.14%
Portfolio turnover(d)	2	%(a)	8%	5%		4%	5%	9%

(a)	Not annualized.
(b)	Annualized.
(c)

Effective March 1, 2024, the Adviser has contractually agreed to lower the total annual operating expenses to 1.20%. Prior to March 1, 2024, the Adviser had contractually agreed to annual operating expenses of 1.25%.

(d)	Calculated at Fund level.

GREEN CENTURY EQUITY FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS

	FOR THE SIX MONTHS ENDED JANUARY 31, 2026		FOR THE YEARS ENDED JULY 31,
	(UNAUDITED)		2025	2024		2023	2022	2021
Net Asset Value, beginning of period	$97.44		$86.07	$71.59		$64.13	$71.12	$52.10

Income from investment operations:
Net investment income	0.13		0.35	0.36		0.42	0.31	0.30
Net realized and unrealized gain (loss) on investments	9.00		12.23	14.46		7.65	(6.13)	19.54

Total increase (decrease) from investment operations	9.13		12.58	14.82		8.07	(5.82)	19.84

Less dividends:
Dividends from net investment income	—		(0.35)	(0.34)		(0.45)	(0.32)	(0.31)
Distributions from net realized gains	(4.42)		(0.86)	—		(0.16)	(0.85)	(0.51)

Total decrease from dividends	(4.42)		(1.21)	(0.34)		(0.61)	(1.17)	(0.82)

Net Asset Value, end of period	$102.15		$97.44	$86.07		$71.59	$64.13	$71.12

Total return	9.39	%(a)	14.71%	20.72%		12.72%	(8.38)%	38.33%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$356,187		$327,340	$293,044		$243,539	$213,705	$178,038
Ratio of expenses to average net assets	0.90	%(b)	0.90%	0.93	%(c)	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	0.25	%(b)	0.39%	0.47%		0.65%	0.41%	0.44%
Portfolio turnover(d)	2	%(a)	8%	5%		4%	5%	9%

(a)	Not annualized.
(b)	Annualized.
(c)

Effective March 1, 2024, the Adviser has contractually agreed to lower the total annual operating expenses to 0.90%. Prior to March 1, 2024, the Adviser had contractually agreed to annual operating expenses of 0.95%.

(d)	Calculated at Fund level.

See Notes to Financial Statements

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND INDIVIDUAL INVESTOR CLASS FINANCIAL HIGHLIGHTS

	FOR THE SIX MONTHS ENDED JANUARY 31, 2026		FOR THE YEARS ENDED JULY 31,
	(UNAUDITED)		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$14.90		$14.36	$13.07	$11.82	$14.94	$11.68

Income (loss) from investment operations:
Net investment income	0.02		0.16	0.15	0.16	0.19	0.09
Net realized and unrealized gain (loss) on investments	1.71		0.55	1.30	1.23	(2.87)	3.27

Total increase (decrease) from investment operations	1.73		0.71	1.45	1.39	(2.68)	3.36

Less dividends:
Dividends from net investment income	(0.32)		(0.17)	(0.16)	(0.14)	(0.18)	(0.10)
Distributions from net realized gains	(0.21)		—	—	—	(0.26)	—

Total decrease from dividends	(0.53)		(0.17)	(0.16)	(0.14)	(0.44)	(0.10)

Net Asset Value, end of period	$16.10		$14.90	$14.36	$13.07	$11.82	$14.94

Total return	11.72	%(a)	4.96%	11.11%	11.83%	(18.36)%	28.76%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$52,596		$47,506	$58,855	$52,275	$47,435	$46,508
Ratio of expenses to average net assets	1.28	%(b)	1.28%	1.28%	1.28%	1.28%	1.28%
Ratio of net investment income to average net assets	0.18	%(b)	0.99%	1.15%	1.34%	1.55%	0.77%
Portfolio turnover(c)	8	%(a)	20%	29%	42%	29%	31%

(a)	Not annualized.
(b)	Annualized.
(c)	Calculated at Fund level.

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS

	FOR THE SIX MONTHS ENDED JANUARY 31, 2026		FOR THE YEARS ENDED JULY 31,
	(UNAUDITED)		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$14.83		$14.30	$13.01	$11.78	$14.90	$11.66

Income (loss) from investment operations:
Net investment income	0.04		0.19	0.18	0.19	0.24	0.13
Net realized and unrealized gain (loss) on investments	1.71		0.56	1.30	1.23	(2.86)	3.26

Total increase (decrease) from investment operations	1.75		0.75	1.48	1.42	(2.62)	3.39

Less dividends:
Dividends from net investment income	(0.34)		(0.22)	(0.19)	(0.19)	(0.24)	(0.15)
Distributions from net realized gains	(0.21)		—	—	—	(0.26)	—

Total decrease from dividends	(0.55)		(0.22)	(0.19)	(0.19)	(0.50)	(0.15)

Net Asset Value, end of period	$16.03		$14.83	$14.30	$13.01	$11.78	$14.90

Total return	11.91	%(a)	5.24%	11.46%	12.15%	(18.05)%	29.09%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$122,184		$117,463	$132,790	$135,514	$115,620	$112,002
Ratio of expenses to average net assets	0.98	%(b)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income to average net assets	0.48	%(b)	1.29%	1.45%	1.64%	1.85%	1.07%
Portfolio turnover(c)	8	%(a)	20%	29%	42%	29%	31%

(a)	Not annualized.
(b)	Annualized.
(c)	Calculated at Fund level.

See Notes to Financial Statements

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1 — Organization and Significant Accounting Policies

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers three separate series, the Green Century Balanced Fund (the “Balanced Fund”), the Green Century Equity Fund (the “Equity Fund”) and the Green Century MSCI International Index Fund (the “MSCI International Index Fund”), each a “Fund” and collectively, the “Funds”. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, diversified management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund Investor Share Class commenced operations on March 18, 1992, the Balanced Fund Institutional Share Class commenced operations on November 30, 2020, the Equity Fund Individual Investor Share Class commenced operations on September 13, 1995, the Equity Fund Institutional Share Class commenced operations on April 30, 2018, and the Individual Investor Share Class and Institutional Share Class of the MSCI International Index Fund commenced operations on September 30, 2016.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The following is a summary of the Funds’ significant accounting policies:

(A)

Investment Valuation: Equity securities listed on U.S. national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on U.S. national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ’s published procedures if it falls outside this range. If a NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted U.S. equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by an independent pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices, exchange or over-the-counter prices. Certificates of deposit are valued at cost plus accrued interest, and short-term obligations maturing in sixty days or less are valued at amortized cost, both of which approximate fair value. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation or valuation provided by a pricing service is deemed not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Effective September 8, 2022, pursuant to Rule 2a-5 under the

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS (unaudited)	continued

1940 Act, the Board of Trustees has designated Green Century Capital Management, Inc. (“GCCM”) as a valuation designee (the “Valuation Designee”) to determine the fair value, in good faith, of securities and other instruments for which no readily available market quotation exists. As Valuation Designee, GCCM is responsible for the supervision and implementation of the valuation process with respect to the Funds, subject to the Board’s oversight. GCCM will, among other things, (1) assess and manage material risks associated with fair value determinations; (2) select, apply and test fair value methodologies; and (3) oversee and evaluate pricing services used.

For non-U.S. securities traded in foreign markets, the MSCI International Index Fund uses a fair value model developed by an independent pricing service to assist in valuing those securities. If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s next NAV is calculated, such event may cause the closing price on the foreign exchange to not represent the readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require a Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV.

In accordance with U.S. GAAP, fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Examples of level 2 inputs include 1) quoted prices for identical or similar assets in markets that are not active 2) investments valued at amortized cost and 3) investments valued with inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 — significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS (unaudited)	continued

In some cases, the inputs used to measure the fair value of an asset or a liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of January 31, 2026:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$249,270,507	$ —	$ —	$249,270,507
BONDS & NOTES	—	128,149,742	—	128,149,742
SHORT-TERM OBLIGATIONS	2,276,908	—	—	2,276,908

TOTAL	$251,547,415	$128,149,742	$ —	$379,697,157

The following is a summary of the inputs used to value the Equity Fund’s net assets as of January 31, 2026:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$760,905,101	$ —	$ —	$760,905,101
SHORT-TERM OBLIGATIONS	2,655,359	—	—	2,655,359

TOTAL	$763,560,460	$ —	$ —	$763,560,460

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS (unaudited)	continued

The following is a summary of the inputs used to value the MSCI International Index Fund’s net assets as of January 31, 2026:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCK
JAPAN	$ 584,661	$38,627,470	$ —	$39,212,131
SWITZERLAND	—	19,554,844	—	19,554,844
CANADA	18,593,422	—	—	18,593,422
NETHERLANDS	—	17,422,132	—	17,422,132
FRANCE	—	16,974,094	—	16,974,094
UNITED KINGDOM	—	14,889,683	—	14,889,683
DENMARK	—	9,230,089	—	9,230,089
AUSTRALIA	—	9,058,945	—	9,058,945
GERMANY	—	5,499,457	—	5,499,457
SWEDEN	—	5,353,683	—	5,353,683
HONG KONG	—	4,126,487	—	4,126,487
SPAIN	—	3,180,732	—	3,180,732
FINLAND	—	3,062,792	—	3,062,792
ITALY	—	2,513,099	—	2,513,099
NORWAY	334,867	1,642,869	—	1,977,736
BELGIUM	—	1,411,078	—	1,411,078
IRELAND	—	474,791	—	474,791
LUXEMBOURG	—	446,643	—	446,643
SINGAPORE	—	185,484	—	185,484
NEW ZEALAND	—	149,649	—	149,649

TOTAL COMMON STOCK	19,512,950	153,804,021	—	173,316,971

SHORT-TERM INVESTMENTS	312,663	—	—	312,663

TOTAL	$19,825,613	$153,804,021	$ —	$173,629,634

OTHER FINANCIAL INSTRUMENTS*
FORWARD CONTRACTS	$ —	$ 3,290	$ —	$ 3,290

TOTAL OTHER FINANCIAL INSTRUMENTS	$ —	$ 3,290	$ —	$ 3,290

* Other financial instruments are derivative instruments such as forward contracts. Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no transfers into or out of Level 3 during the reporting period.

(B)

Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date. Income, expenses and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS (unaudited)	continued

(C)

Currency Translations and Contracts: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates. When a Fund purchases or sells foreign securities, it enters into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. The MSCI International Index Fund held open foreign currency spot contracts outstanding as of January 31, 2026 that are not considered investments. The MSCI International Index Fund held forward foreign currency exchange contracts (“Forward Contracts”) as of January 31, 2026 displayed in the Portfolio of Investments.

Cash, including cash denominated in foreign currencies, represents cash on hand held at major financial institutions and is subject to credit risk to the extent the balance exceeds applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

(D)

Distributions: Distributions to shareholders are recorded on the ex-dividend date. The Funds declare and pay dividends of net investment income, if any, semi-annually and distribute net realized capital gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from U.S. GAAP. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

(E)

Federal Taxes: Each series of the Trust is treated as a separate entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies (“RICs”). Accordingly, no provisions for Federal income or excise tax are necessary.

U.S. GAAP requires that all entities, including pass-through entities such as the Funds, establish a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Funds recognize tax benefits only if it is more likely than not that a tax position (including the Funds’ assertion that their income is exempt from tax) will be sustained upon examination. The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of January 31, 2026. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits through January 31, 2026. At January 31, 2026, the tax years 2022 through 2025 remain open to examination by the Internal Revenue Service.

(F)

Redemption Fee: A 2.00% redemption fee is retained by the Funds to offset the effect of transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions or exchanges of shares held 60 days or less from their purchase date. For the six months ended January 31, 2026, the Balanced Fund, Equity Fund and MSCI International Index Fund received $2,555, $4,646, and $633 respectively, in redemption fees. Redemption fees are recorded as an adjustment to paid-in capital.

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS (unaudited)	continued

(G)

Indemnification: The Funds’ organizational documents provide that trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote. As of January 31, 2026, no liability has been accrued.

(H)

Offsetting of Assets and Liabilities: As of January 31, 2026, there are no master netting arrangements related to the Funds. The Funds’ Statements of Assets and Liabilities present derivative instruments on a gross basis, if applicable. As of January 31, 2026, no derivative instruments with master netting arrangements were held by the Funds.

NOTE 2 — Transactions With Affiliates

(A)

Investment Adviser: GCCM is the adviser (“the Adviser”) for the Funds. Green Century is owned by Paradigm Partners. Green Century oversees the portfolio management of the Funds on a day-to-day basis. Green Century’s investment advisory fee paid by the Balanced Fund shall be equal on an annual basis to 0.45% of the value of the average daily net assets of the Fund up to but not including $150 million, 0.42% of the average daily net assets of the Fund from and including $150 million up to but not including $300 million, 0.38% of the average daily net assets of the Fund from and including $300 million up to but not including $1 billion, and 0.36% of the average daily net assets of the Fund equal to or in excess of $1 billion, accrued daily and paid monthly. Prior to December 1, 2025, Green Century’s investment advisory fee paid by the Balanced Fund was 0.65% of the average daily net assets of the Fund up to $250 million and 0.60% of the value of the average daily net assets of the Fund in excess of $250 million. The Equity Fund pays Green Century a fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Equity Fund’s average daily net assets up to but not including $100 million, 0.22% of average daily net assets including $100 million up to but not including $500 million, 0.17% of average daily net assets including $500 million up to but not including $1 billion and 0.12% of average daily net assets equal to or in excess of $1 billion. The MSCI International Index Fund pays Green Century a fee, accrued daily and paid monthly, at an annual rate of 0.28% of the MSCI International Index Fund’s average daily net assets.

(B)

Subadvisers: Northern Trust Investments, Inc. (“Northern Trust”) is the subadviser for the Funds. Northern Trust’s investment subadvisory fee with respect to the Balanced Fund shall be equal on an annual basis to the greater of $100,000 or 0.15% of the value of the average daily net assets of the Fund up to but not including $150 million, 0.12% of the average daily net assets of the Fund from and including $150 million up to but not including $300 million, 0.08% of the average daily net assets of the Fund from and including $300 million up to but not including $1 billion and 0.06% of the average daily assets of the Fund equal to or in excess of $1 billion. Prior to December 1, 2025, Trillium Asset Management, LLC (“Trillium”) was the subadviser for the Balanced Fund. Trillium’s investment subadvisory fee with respect to the Fund was on an annual basis equal to 0.40% of the value of the average daily net assets of the Fund up to $30 million, 0.35% of the value of the average daily net assets of the Fund in excess of $30 million up to $250 million, and 0.30% of the value of the average daily net assets of the Fund in excess of $250 million. For the six months ended January 31, 2026, Green Century accrued fees of $432,212 to Trillium. For the Equity Fund, Northern Trust is paid a fee by the Adviser based on Northern Trust’s fee schedule of the greater of $75,000 or 0.10% of the value of the average daily net assets of the Fund up to but not including $50 million, 0.05% of the average daily net assets of the Fund from and including $50 million up to but not including $100 million and 0.03% of the average daily net assets of the Fund equal to or in excess of $100 million for its services. For the MSCI International Index Fund, Northern Trust is

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS (unaudited)	continued

paid a fee by the Adviser based on Northern Trust’s fee schedule of the greater of $100,000 or 0.17% of the value of the average daily net assets of the Fund up to but not including $50 million, 0.12% of the average daily net assets of the Fund from and including $50 million up to but not including $100 million and 0.08% of the average daily net assets of the Fund equal to or in excess of $100 million for its services. For the six months ended January 31, 2026, Green Century accrued fees of $79,890, $135,521 and $101,849 to Northern Trust for the Balanced Fund, Equity Fund and the MSCI International Index Fund, respectively.
(C)

Administrator: Green Century is the administrator (“the Administrator”) of the Green Century Funds. Pursuant to the Administrative Services Agreement, Green Century pays all the expenses of each Fund other than the investment advisory fees; interest; taxes; brokerage costs and other capital expenses; expenses of non-interested trustees (including counsel fees) and any extraordinary expenses. The Balanced Fund pays Green Century a fee at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund, on an annual basis, do not exceed 1.28% of the Fund’s Individual Investor Class average daily net assets up to but not including $150 million, 1.25% of the value of the average daily net assets of the Fund from and including $150 million up to but not including $300 million, 1.21% of the value of the average daily net assets of the Fund from and including $300 million up to but not including $1 billion and 1.19% of the Fund’s Individual Investor Class average daily net assets including and in excess of $1 billion, and 0.98% of the Fund’s Institutional Class average daily net assets up to but not including $150 million, 0.95% of the value of the average daily net assets of the Fund from and including $150 million up to but not including $300 million, 0.91% of the value of the average daily net assets of the Fund from and including $300 million up to but not including $1 billion and 0.89% of the Fund’s Institutional Class average daily net assets up to and in excess of $1 billion. Prior to December 1, 2025, the Balanced Fund paid Green Century a fee at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund, on an annual basis, did not exceed 1.48% of the Fund’s Individual Investor Class average daily net assets up to and including $250 million and 1.43% of the Fund’s Individual Investor Class average daily net assets in excess of $250 million, and 1.18% of the Fund’s Institutional Class average daily net assets up to and including $250 million and 1.13% of the Fund’s Institutional Class average daily net assets in excess of $250 million. The Equity Fund pays Green Century a fee at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund, on an annual basis, do not exceed 1.20% of the Fund’s Individual Investor Class average daily net assets, and 0.90% of the Fund’s Institutional Class average daily net assets. Prior to March 1, 2024, the Equity Fund paid Green Century a fee at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund, on an annual basis, did not exceed 1.25% of the Fund’s Individual Investor Class average daily net assets, and 0.95% of the Fund’s Institutional Class average daily net assets. The MSCI International Index Fund pays Green Century a fee at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund, on an annual basis, do not exceed 1.28% of the Fund’s Individual Investor Class average daily net assets, and 0.98% of the Fund’s Institutional Class average daily net assets.

(D)

Subadministrator: Pursuant to a Subadministrative and Fund Accounting Services Agreement with the Administrator, UMB Fund Services, Inc. (“UMBFS”) as Subadministrator and Fund Accountant, is responsible for conducting fund accounting and certain day-to-day administration of the Trust subject to the supervision and direction of the Administrator. For the six months ended January 31, 2026, Green Century accrued fees of $129,174, $220,583, and $72,736 to UMBFS related to services performed on behalf of the Balanced Fund, the Equity Fund, and the MSCI International Index Fund, respectively.

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS (unaudited)	continued

(E)

Index Agreements: The Equity Fund invests in the securities of the companies included in the MSCI KLD 400 Social ex Fossil Fuels Index (the “KLD Index”). The Index is owned and maintained by MSCI ESG Research (“MSCI”). For the use of the KLD Index for the Equity Fund, MSCI is paid by the Adviser an annual license fee of $31,903, plus the greater of $26,000 or at an annual rate of 0.05% on the first $100 million of average daily net assets, 0.04% on the next $100 million of average daily net assets, and 0.03% on average daily net assets in excess of $200 million. The MSCI International Index Fund invests in the securities included in the MSCI World ex USA SRI ex Fossil Fuels Index (the “World Index”). The Index is owned and maintained by MSCI. For the use of the World Index for the MSCI International Index Fund, MSCI is paid by the Adviser an annual license fee of $33,681, plus the greater of $25,000 or at an annual rate of 0.05% on the first $100 million of average daily net assets, 0.04% on the next $100 million of average daily net assets, and 0.03% on average daily net assets in excess of $200 million. For the six months ended January 31, 2026, Green Century accrued fees of $143,377 and $55,955 to MSCI for the Equity Fund and MSCI International Index Fund, respectively.

NOTE 3 — Investment Transactions

For the six months ended January 31, 2026, the Balanced Fund’s cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $112,397,890 and $128,606,287 respectively. The Equity Fund’s cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $18,387,090 and $37,437,681, respectively. The MSCI International Index Fund’s cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $12,975,618 and $21,138,213, respectively.

NOTE 4 — Federal Income Tax Information

The tax basis of the components of distributable net earnings (deficit) at July 31, 2025 were as follows:

	BALANCED FUND	EQUITY FUND	MSCI INTERNATIONAL INDEX FUND
Undistributed ordinary income	$87,285	$—	$1,066,937
Undistributed long-term capital gains	16,073,479	26,380,114	1,966,749

Tax accumulated earnings	16,160,764	26,380,114	3,063,686

Accumulated capital and other losses	(716,749)	(199,675)	—
Unrealized appreciation (depreciation)	117,604,621	461,738,025	35,044,082
Foreign currency translations	—	—	86,142

Distributable net earnings (deficit)	$133,048,636	$487,918,464	$38,193,910

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

As of July 31, 2025, the Balanced Fund and Equity Fund had $716,749 and $199,675 respectively of post-October capital losses which are deferred until August 1, 2025 for tax purposes.

To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards.

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS (unaudited)	continued

The tax character of distributions paid during the fiscal year ended July 31, 2025 and the year ended July 31, 2024 were as follows:

	BALANCED FUND		EQUITY FUND
	YEAR ENDED JULY 31, 2025	YEAR ENDED JULY 31, 2024	YEAR ENDED JULY 31, 2025	YEAR ENDED JULY 31, 2024
Ordinary income	$5,170,119	$3,113,789	$1,540,832	$1,688,009
Long-term capital gains	21,477,576	8,722,533	6,472,368	—

	MSCI INTERNATIONAL INDEX FUND
	YEAR ENDED JULY 31, 2025	YEAR ENDED JULY 31, 2024
Ordinary income	$2,384,133	$2,688,660
Long-term capital gains	—	—

NOTE 5 — Capital Share Transactions

Capital Share transactions for the Balanced Fund, the Equity Fund and the MSCI International Index Fund were as follows:

	BALANCED FUND INDIVIDUAL INVESTOR CLASS	BALANCED FUND INDIVIDUAL INVESTOR CLASS
	SIX MONTHS ENDED JANUARY 31, 2026	YEAR ENDED JULY 31, 2025
Shares sold	192,130	437,926
Reinvestment of dividends	317,759	507,012
Shares redeemed	(588,339)	(1,235,201)

	(78,450)	(290,263)

	BALANCED FUND INSTITUTIONAL CLASS	BALANCED FUND INSTITUTIONAL CLASS
	SIX MONTHS ENDED JANUARY 31, 2026	YEAR ENDED JULY 31, 2025
Shares sold	152,034	396,324
Reinvestment of dividends	144,775	247,674
Shares redeemed	(255,152)	(833,994)

	41,657	(189,996)

	EQUITY FUND INDIVIDUAL INVESTOR CLASS	EQUITY FUND INDIVIDUAL INVESTOR CLASS
	SIX MONTHS ENDED JANUARY 31, 2026	YEAR ENDED JULY 31, 2025
Shares sold	104,556	276,387
Reinvestment of dividends	160,893	41,978
Shares redeemed	(253,416)	(653,989)

	12,033	(335,624)

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS (unaudited)	continued

	EQUITY FUND INSTITUTIONAL CLASS	EQUITY FUND INSTITUTIONAL CLASS
	SIX MONTHS ENDED JANUARY 31, 2026	YEAR ENDED JULY 31, 2025
Shares sold	260,965	444,714
Reinvestment of dividends	130,986	39,722
Shares redeemed	(264,318)	(530,007)

	127,633	(45,571)

	MSCI INTERNATIONAL INDEX INDIVIDUAL INVESTOR CLASS	MSCI INTERNATIONAL INDEX INDIVIDUAL INVESTOR CLASS
	SIX MONTHS ENDED JANUARY 31, 2026	YEAR ENDED JULY 31, 2025
Shares sold	261,930	509,228
Reinvestment of dividends	106,203	39,172
Shares redeemed	(290,479)	(1,457,506)

	77,654	(909,106)

	MSCI INTERNATIONAL INDEX INSTITUTIONAL CLASS	MSCI INTERNATIONAL INDEX INSTITUTIONAL CLASS
	SIX MONTHS ENDED JANUARY 31, 2026	YEAR ENDED JULY 31, 2025
Shares sold	386,550	1,058,859
Reinvestment of dividends	263,565	123,073
Shares redeemed	(949,023)	(2,547,427)

	(298,908)	(1,365,495)

Note 6 — Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance. The MSCI International Index Fund invested in forward foreign currency exchange contracts during the six months ended January 31, 2026.

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS (unaudited)	continued

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of January 31, 2026, by risk category are as follows:

MSCI INTERNATIONAL INDEX
	Asset Derivatives		Liability Derivatives
Derivatives designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Foreign Exchange Contract	Unrealized appreciation on forward foreign currency exchange contracts	$14,072	Unrealized depreciation on forward foreign currency exchange contracts	$10,782

The effects of derivative instruments on the Statements of Operations for the six month ended January 31, 2026, are as follows:

MSCI INTERNATIONAL INDEX
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations

Derivatives not designated as hedging instruments	Forward Contracts
Foreign exchange contracts	$(16,480)

MSCI INTERNATIONAL INDEX
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations

Derivatives not designated as hedging instruments	Forward Contracts
Foreign exchange contracts	$23,070

The average quarterly volume of derivative instruments held by the Funds during the six months ended January 31, 2026 are as follows:

MSCI INTERNATIONAL INDEX
		Forward Contracts
Foreign exchange purchase contracts	Notional Value	$1,178,836
Foreign exchange sale contracts	Notional Value	$(582,829)

NOTE 7 — Segment Reporting

Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. Officers of the Advisor act as the Funds’ CODM. The Funds’ operations are managed to a single investment objective, as detailed in its prospectus, through the execution of the Funds’ investment strategies. The Funds’ portfolio composition, total returns, expense ratios and

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS (unaudited)	concluded

changes in net assets used by the CODM to assess segment performance and make resource allocations are consistent with the information presented within the Funds’ Financial Statements. The accompanying Financial Statements detail the Funds’ segment assets, liabilities, income, and expenses.

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

NOTE 8 — Market Risks and Geopolitical Risks

Certain local, regional or global events such as war (including Russia’s invasion of Ukraine, the recent war with Iran and the Israel-Hamas war), acts of terrorism, the spread of infectious illnesses and/or other public health issues, volatility of energy prices, governmental actions or other events may have a significant impact on a security or instrument. These types of events and others like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate in impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of Market Disruption and Geopolitical Risks on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

The United States has enacted or proposed to enact significant new tariffs, (which the Supreme Court recently ruled were unconstitutional) and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties, military conflicts, sanctions and potential tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions. These events could, in turn, adversely affect the Fund’s overall performance.

NOTE 9 — Subsequent Events

Subsequent to January 31, 2026 and through the date on which the financial statements were available for issuance, management has evaluated subsequent events requiring disclosure.

There were no other events requiring accrual or disclosure.

Semi-Annual Report

INVESTMENT ADVISER AND ADMINISTRATOR

Green Century Capital Management, Inc.

114 State Street

Boston, MA 02109

1-800-93-GREEN

www.greencentury.com

info@greencentury.com

INVESTMENT SUBADVISER

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, IL 60603

SUBADMINISTRATOR

UMB Fund Services, Inc. (Subadministrator)

235 West Galena Street

Milwaukee, WI 53212

DISTRIBUTOR

Distributor Services, LLC (an affiliate of ACA Group)

140 E. 45th Street, 29th Floor

(2 Grand Central Tower)

New York, NY 10017

CUSTODIAN

UMB Bank, n.a.

928 Grand Blvd

Kansas City, MO 64106

TRANSFER AGENT

Atlantic Shareholder Services, LLC

Three Canal Plaza

Portland, ME 04101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

January 31, 2026

Balanced

Fund

Equity

Fund

International

Fund

An investment for your future. Printed on recycled paper with soy-based ink.

(b)	The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

A notice for a special meeting, along with an accompanying proxy statement, was sent to shareholders of record for the Green Century Balanced Fund as of the close of business on December 8, 2025. This notice was mailed on or around January 5, 2026. The meeting of the Green Century Balanced Fund shareholders took place on February 25, 2026, at 10:00 a.m. During this meeting, shareholders representing a majority, as defined by the 1940 Act, voted in favor of a new sub-advisory agreement with Northern Trust Inc.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by the company during the period covered by the report is as follows:

(1)	All directors and all members of any advisory board for regular compensation: $30,000 which is paid by the investment adviser.

(2)	Each director and each member of an advisory board for special compensation: Not Applicable

(3)	All officers: Not Applicable

(4)	Each person of whom any officer or director of the Fund is an affiliated person: Investment adviser compensation included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Board of Trustees of the Green Century Funds (the “Board” or the “Trustees”) considered and approved the continuation of the Funds’ advisory and subadvisory agreements.

INVESTMENT ADVISORY AGREEMENTS

The Trustees, including the Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) (the “Independent Trustees”), voted to approve the continuance of the Investment Advisory Agreements, as amended (the “Advisory Agreements”) between the Trust, on behalf of each of the Balanced Fund, the Equity Fund, and the International Fund and Green Century Capital Management (“Green Century” or the “Adviser”) at the October 9, 2025 meeting. The Trustees considered, among other things, information provided by Green Century regarding the investment performance of each Fund; the expenses of each Fund and the advisory fee paid to Green Century by each Fund; and the profitability to Green Century of its advisory relationship with each Fund. The Independent Trustees were assisted by independent counsel in considering these materials and the approval and continuance of the Advisory Agreements. The Trustees considered all of the information provided to them by Green Century, including information provided at Board meetings throughout the year and in connection with other communications and discussions with Green Century. The Independent Trustees also received a memorandum from independent legal counsel advising them of their duties and responsibilities in connection with the review of the Advisory Agreements. The Trustees met with representatives of Green Century at the Trustees’ October 9, 2025 meeting to discuss matters related to the continuation of the Advisory Agreements. Prior to voting, the Independent Trustees met with their independent counsel in private sessions at which no representatives of management were present. In approving the Advisory Agreements, the Independent Trustees did not identify any single factor as determinative. Matters considered in connection with their approval of the Advisory Agreements included the following.

Nature, Quality, and Extent of Services Performed. The Trustees considered the scope and quality of the services performed for each of the Funds by the Adviser, including the resources dedicated by the Adviser.

With respect to the Balanced Fund, the services performed include the oversight and monitoring of the portfolio management and performance of the Balanced Fund; monitoring the implementation of the Balanced Fund’s environmental screens; implementing the environmental and other policies of the Trust by voting the Balanced Fund’s shareholder proxies independently and without reliance on third-party proxy advisory firms; and overall compliance oversight provided by the Adviser. The Trustees considered the Adviser’s past and ongoing supervision of Trillium Asset Management, LLC (“Trillium”), the current subadviser of the Balanced Fund, which performs the day-to-day portfolio management for the Fund. The Trustees also considered the Adviser’s engagement with Northern Trust Investments, Inc. (“Northern Trust”) on Northern Trust’s proposed investment strategy for the Balanced Fund and the Adviser’s anticipated supervision of, and continued engagement with, Northern Trust under the New Subadvisory Agreement. The Trustees took into account that the services provided by the Adviser include oversight of any transition from one subadviser to another.

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With respect to the Equity Fund and the International Fund, these services include monitoring the Equity Fund’s performance and tracking error relative to the MSCI KLD 400 Social ex Fossil Fuels Index (the “MSCI KLD Index”); monitoring the International Fund’s performance and tracking error relative to the MSCI World ex USA SRI ex Fossil Fuels Index (the “MSCI World Index”); implementing the environmental and other policies of the Trust by voting the Equity Fund’s and the International Fund’s shareholder proxies independently and without reliance on third-party proxy advisory firms; and overall compliance oversight provided by the Adviser. The Trustees also considered the Adviser’s supervision of Northern Trust, the subadviser of the Equity Fund and the International Fund, which performs day-to-day portfolio management for those two Funds.

In addition, the Trustees considered the Adviser’s mission to promote corporate environmental responsibility and to foster a sustainable economy, implemented in part by its commitment with respect to shareholder advocacy for more environmentally responsible policies and practices at major corporations. They also considered that the Adviser has long been a leader in the sustainable investing space and continues to follow its mission despite recent pressures on the asset management industry to downplay both sustainable investing and advocacy. They noted that the proposed investment strategy under the New Subadvisory Agreement with Northern Trust would continue to present robust opportunities for the Adviser to engage in shareholder advocacy. They also took into account the not-for-profit ownership of the Adviser’s business, including its history of making grants to non-profit organizations out of its own resources and the fact that any distribution of profits by the Adviser are paid to its 100% owner, Paradigm Partners, which is comprised entirely of nonprofit environmental and public interest advocacy organizations so that no for-profit corporations directly benefit from the distributed earned profits of the Adviser. The Trustees noted that the organizations under Paradigm Partners advocate for critical public health and environmental campaigns. The Trustees considered the Adviser’s distribution of profits in recent years and acknowledged the long-term commitment from Paradigm Partners over the 30+ years since the Trust was created. They also evaluated the administrative services provided by Green Century to the Funds under a separate agreement, including the coordination of the activities of the Funds’ other service providers. Based on its review of all of the services provided, the Trustees concluded that the nature, quality, and extent of services provided by the Adviser supported the continuance of the Advisory Agreements with respect to each Fund.

Investment Performance. With respect to the Balanced Fund, the Trustees reviewed and considered information regarding the investment performance of the Balanced Fund and comparative data with respect to the performance of other funds designated by Morningstar to have similar investment objectives as well as the Balanced Fund’s performance measured against the Lipper Balanced Fund Index (“Lipper Index”), which is a broad-based balanced fund market index, and against a custom balanced index (“Custom Index”) comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year US Corporate and Government Index. In addition, the Trustees took into account the performance information they had been provided throughout the year. The Trustees considered that Northern Trust would employ a systematic process to manage the Fund, whereby Northern Trust would use selected indexes as benchmarks and utilize a rules-based approach to build a model portfolio that reflects the Fund’s desired investment criteria. The Trustees also reviewed information provided by

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Northern Trust, including the performance of model Fund portfolios constructed by Northern Trust. After weighing all the factors deemed appropriate, including the environmental screens that have applied, and that would be applied, to the Fund’s investment process, the Trustees concluded that the performance information provided supported the continuance of the Advisory Agreement with respect to the Balanced Fund.

With respect to the Equity Fund and the International Fund, the Trustees considered that due to each Fund’s passive investment strategy, the principal concern with regard to investment performance was the extent to which each Fund tracked its respective index. After considering all the factors deemed appropriate, the Trustees concluded that the performance of the Equity Fund and the International Fund supported the continuance of the respective Advisory Agreement.

The Costs of Services Provided and Profitability. The Trustees considered the costs of the services provided to the Funds and the profitability to the Adviser from its arrangements with the Funds.

The Trustees reviewed and considered an analysis of the advisory fees and total expenses ratios of each Fund and comparative data for multiple categories of mutual funds included in and as defined by Morningstar’s mutual fund database of thousands of mutual funds. In addition, the Trustees considered comparative advisory fee and expense ratio information provided by Green Century relating to a smaller set of peer funds identified by Green Century. The Trustees took into account, among other things, the distinct nature of the Funds as compared with peer funds, particularly with respect to the Funds’ social investing, the non-profit ownership of the Adviser, and the Adviser’s advocacy efforts and how those characteristics distinguished the Funds from their peers. The Trustees considered the size of Green Century and that Green Century was not at the same operational scale as most competitors. The Trustees also noted that, based on information provided by Green Century, competitors to the Equity Fund include actively managed funds in addition to index funds.

With respect to the Morningstar peer groups, for the Balanced Fund, the Trustees observed that, based on the information provided, the Fund’s current advisory fee for the Individual Investor Class was higher than the average advisory fee for sustainable investment funds (by 10 basis points), sustainable investment balanced funds (by 15 basis points), all balanced funds (by 15 basis points) and balanced funds with assets between $300 million and $400 million (by 9 basis points). The Trustees also noted that the total expense ratio for the Individual Investor Class of the Balanced Fund was effectively capped at 1.46% through the application of a “unitary administrative fee” paid to Green Century, and that the total expense ratio was higher than that of the average of sustainable investment funds (by 55 basis points), sustainable investment balanced funds (by 38 basis points), all balanced funds (by 53 basis points) and balanced funds with assets between $300 million and $400 million (by 33 basis points).

While the Trustees considered approval of the Advisory Agreement with respect to the Balanced Fund based on the current advisory fee rate that is in place for so long as Trillium is the Fund’s subadviser, the Trustees considered the Adviser’s proposal to significantly reduce the advisory fee for the Balanced Fund in connection with the approval of the New Subadvisory Agreement.

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The Trustees noted that the current advisory fee rate was 0.65% of the average daily net assets of the Balanced Fund up to and including $250 million and 0.60% of the average daily net assets of the Balanced Fund in excess of $250 million and that the proposed new advisory fee rate would be 0.45% on the average daily net assets of the Balanced Fund up to $150 million, 0.42% of the average daily net assets of the Balanced Fund from $150 million to $300 million, 0.38% of the average daily net assets of the Balanced Fund from $300 million to $1 billion, and 0.36% in excess of $1 billion.

For the Equity Fund, the Trustees observed that, based on the information provided, the Fund’s advisory fee for the Individual Investor Class was lower than the average advisory fee for sustainable investment funds (by 32 basis points), sustainable investment large growth funds (by 40 basis points), all large growth funds (by 46 basis points), large growth funds with assets between $500 million and $600 million (by 40 basis points) and large growth index funds (by 31 basis points). The Trustees also noted that the total expense ratio of Individual Investor Class of the Equity Fund was effectively capped at 1.20% through the application of a “unitary administrative fee” paid to Green Century. The Trustees noted that the total expense ratio was higher than the average of sustainable investment funds (by 29 basis points), sustainable investment large growth funds (by 18 basis points) and all large growth funds (by 5 basis points) and large growth funds with assets between $500 million and $600 million (by 12 basis points), and was equal to the average of large growth index funds.

For the International Fund, the Trustees noted that, based on the information provided, the Fund’s advisory fee for the Individual Investor Class was lower than that of the average advisory fee for sustainable investment funds (by 25 basis points), sustainable investment foreign large blend funds (by 31 basis points), all foreign large blend funds (by 33 basis points) and foreign large blend funds with assets between $100 million and $200 million (by 38 basis points) and was higher than the average advisory fee for foreign large blend index funds (by 14 basis points). The Trustees also noted that the total expense ratio of Individual Investor Class shares of the International Fund was effectively capped at 1.28% through the application of a “unitary administrative fee” paid to Green Century, and that the total expense ratio was higher than that of the average of sustainable investment funds (by 37 basis points), sustainable investment foreign large blend funds (by 31 basis points), all foreign large blend funds (by 27 basis points), foreign large blend funds with assets between $100 million and $200 million (by 13 basis points) and foreign large blend index funds (by 95 basis points).

Green Century provided the Trustees with information relating to the profitability to Green Century of its advisory relationships to the Funds. The Trustees noted that, based on information provided by Green Century, the relationships to the Funds had been unprofitable for the earlier years of the Trust, though recent growth in Fund assets resulted in a profit for the Adviser’s fiscal year ended June 30, 2015 and increasing levels of profit for subsequent periods through the Adviser’s fiscal year ended June 30, 2025. The Trustees considered an analysis of the estimated Fund-by-Fund profitability for Green Century from the investment management and administrative service it provides to the Trust, which showed that the Adviser had made a profit from managing the Equity Fund and the Balanced Fund for the fiscal year ended June 30, 2025. In this regard, the Trustees considered the subadvisory fees and the other expenses incurred by the Adviser in providing advisory services to the Funds and the amount retained by Green

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Century out of the advisory fees. The Trustees also considered the fees received by Green Century for providing administrative services to the Funds and the expenses incurred in providing those services. In considering the cost allocation methodology used by Green Century, the Trustees took into consideration that the Adviser derives all of its revenues from the Funds and does not provide advisory or administrative services to other mutual funds or to non-mutual fund clients. The Trustees considered the costs and entrepreneurial risks assumed by the Adviser in connection with launching, branding and maintaining publicly-offered mutual funds and that the Adviser had been unprofitable for nine of the last twenty fiscal years. The Trustees took into account the operational enhancements that Green Century had indicated it would need to undertake in connection with the growth of Fund assets, the addition of new share classes, and the expansion into different types of assets. The Trustees also considered Green Century’s non-profit ownership structure, its cost structure and personnel needs, and its investment in shareholder advocacy that aligns with the Funds’ stated intention to promote greater corporate environmental accountability. The Trustees also took into account that, as disclosed in the Funds’ prospectus, Green Century may provide grants and other funding to non-profit advocacy organizations to support their campaign work on wilderness protection, environmental protection, clean energy and other public benefit issues. After reviewing the information described above, the Trustees concluded that the fees specified in the Advisory Agreements, taking into account the costs of the services provided by the Adviser and the profitability to the Adviser of its relationships with the Funds, supported the continuance of the Advisory Agreements with respect to the Funds.

Other Benefits. With respect to fall-out benefits from the Adviser’s arrangements with the Funds, the Trustees considered that neither Green Century nor any affiliate of Green Century receives any brokerage fees, soft dollar benefits, liquidity rebates from electronic communications networks or payments for order flow from the trades executed for each Fund. The Trustees noted that Green Century does potentially benefit from its relationship with the Funds due to the Funds’ reputation as one of the first families of no-load environmentally responsible mutual funds and, more recently, as a pioneer in responsible and diversified fossil fuel free mutual funds. The Trustees considered that the association with the Funds supports Green Century’s own stated mission of advocating for corporate environmental responsibility. Further, pursuant to the Advisory Agreements, Green Century has reserved for itself the rights to the names “Green Century Funds” and any similar names; thus, Green Century may benefit in the future from developing other funds or investment products with the Green Century brand. The Trustees considered these fall-out benefits in context of the Adviser’s non-profit ownership structure and its history of providing grants and other funding to non-profit advocacy organizations. The Trustees concluded that the fall-out benefits to be realized by Green Century were appropriate.

Economies of Scale. The Trustees also considered whether economies of scale could be realized by the Adviser as the Funds grow in asset size and the extent to which such economies of scale were reflected in the level of fees charged. They noted the relatively small size of each Fund and the resultant difficulty of achieving meaningful economies of scale, though they took into account the effects of significant increases in Fund and Trust assets over the past few years, building upon what had historically been a very small base. They considered that if the assets were to increase further, the Funds could have the opportunity to experience economies of scale

5

as fixed costs would become a smaller percentage of the Funds’ assets and some of the Funds’ service providers’ fees, as a percentage of the Funds’ assets, could decrease. The Trustees noted that the advisory fee structure for each of the Equity Fund and the Balanced Fund includes breakpoints that would cause the advisory fee to decrease as a percentage of net assets as the Fund increased in size, though under certain circumstances the structure of the Equity Fund’s unitary administrative fee arrangement with the Adviser offsets the effects of any advisory fee reduction on the total expense ratio. The Trustees noted that Green Century was proposing to reduce the advisory fee for the Balanced Fund in connection with the New Subadvisory Agreement. The Trustees also considered information provided by Green Century regarding how it seeks to reinvest its higher fee revenues from economies of scale into augmenting the quality and sophistication of its business in support of the Funds. The Trustees concluded that, in light of all of the facts and circumstances, breakpoints were not warranted at this time, and that if assets increased significantly the Trustees would have opportunities to negotiate further breakpoints or other decreases in fees with the Adviser.

Based on a review of all factors deemed relevant, the Trustees, including the Independent Trustees, concluded that the Advisory Agreements with respect to all of the Funds should be continued for an additional one-year period.

INVESTMENT SUBADVISORY AGREEMENTS FOR THE EQUITY FUND AND INTERNATIONAL FUND

The Trustees, including the Independent Trustees, voted to approve the continuance of the subadvisory agreements among Green Century, Northern Trust and the Trust, on behalf of the Equity Fund (the “Equity Fund Subadvisory Agreement”) and the International Fund (the “International Fund Subadvisory Agreement” and together with the Equity Fund Subadvisory Agreement, the “Subadvisory Agreements”) at the October 9, 2025 meeting. As noted above, the Trustees’ consideration of the New Subadvisory Agreement on behalf of the Balanced Fund is included in a separate Report of the Trustees. In connection with their deliberations at the meetings, the Trustees considered, among other things, information provided by Northern Trust regarding the investment performance of the Equity Fund (including the success with which the Equity Fund tracked the MSCI KLD Index) and the International Fund (including the success with which the International Fund tracked the MSCI World Index), the subadvisory fees paid to Northern Trust and financial information about Northern Trust. The Trustees were assisted by independent counsel in considering these materials and the continuance of the Subadvisory Agreements. The Trustees considered all of the information provided to them by Northern Trust, including information provided throughout the year. The Trustees also received a memorandum from independent legal counsel advising them of their duties and responsibilities in connection with the contract review. In approving the continuance of the Subadvisory Agreements the Trustees did not identify any single factor as determinative. Matters considered in connection with their approval of the Subadvisory Agreements included the following.

Nature, Quality, and Extent of Services Performed. The Trustees noted that under the terms of the Equity Fund Subadvisory Agreement and the International Fund Subadvisory Agreement, Northern Trust provided the day-to-day portfolio management of each of the Equity Fund and the International Fund, making purchases and sales of portfolio securities consistent with each such Fund’s investment objective and policies and with changes to the applicable index. The

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Trustees considered the professional expertise, tenure, and qualifications of the portfolio management team as well as the team’s experience in passive management. The Trustees also considered Northern Trust’s handling of daily inflows and outflows, transaction costs, tracking error, and the portfolio turnover rates for each of the Equity Fund and the International Fund. The Trustees also considered Northern Trust’s compliance record as well as the professional experience and responsiveness of Northern Trust’s compliance staff, as reported to them by the Trust’s chief compliance officer.

Based on its review of all of the services provided and to be provided, the Trustees concluded that the nature, quality, and extent of services provided by Northern Trust, respectively, supported the continuance of the Subadvisory Agreements.

Investment Performance. The Trustees considered that due to each of the Equity Fund’s and the International Fund’s passive investment strategy, the principal concern with regard to investment performance was the extent to which the Fund tracked its respective index. The Trustees reviewed the performance of the Individual Investor Class shares of the Equity Fund as compared to that of the MSCI KLD Index for the twelve-month period ended July 31, 2025, and noted that the Equity Fund’s performance underperformed that of the MSCI KLD Index. In particular, they observed that, after taking into consideration the fees and expenses of the Individual Investor Class shares, for the one-year period the Equity Fund’s performance was in line with that of the MSCI KLD Index. After considering all the factors deemed appropriate, the Trustees concluded that the performance of the Equity Fund together with Northern Trust’s investment process and experience in passive portfolio management supported the continuance of the Equity Fund Subadvisory Agreement. The Trustees reviewed the performance of the Individual Investor Class shares of the International Fund, exclusive of the expenses of the class, as compared to that of the MSCI World Index for the twelve-month period ended July 31, 2025, and noted that the Fund’s performance underperformed that of the MSCI World Index. The Trustees took into account that the non-U.S. nature of the securities in which the International Fund invests and the Fund’s fees and expenses have an impact on the Fund’s tracking error. After considering all the factors they deemed appropriate, the Trustees concluded that the performance of the International Fund together with Northern Trust’s investment process and experience in passive portfolio management supported the continuance of the International Fund Subadvisory Agreement.

Costs of Services Provided and Profitability. The Trustees considered that the subadvisory fees paid by Green Century to Northern Trust under the Equity Fund Subadvisory Agreement were effectively an annual fee equal to 0.10% of the value of the average daily net assets of the Equity Fund up to but not including $50 million, 0.05% of the value of the average daily net assets of the Equity Fund from and including $50 million up to but not including $100 million, and 0.03% of the value of the average daily net assets of the Equity Fund equal to or in excess of $100 million.

The Trustees considered that that the subadvisory fees paid by Green Century to Northern Trust under the International Fund Subadvisory Agreement were effectively an annual fee equal to 0.17% of the value of the average daily net assets of the Fund up to but not including $50 million, 0.12% of the average daily net assets of the Fund from and including $50 million up to but not including $100 million, and 0.08% of the average daily net assets of the Fund equal to or in excess of $100 million.

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The Trustees reviewed and considered an analysis of the subadvisory fees for the Equity Fund and the International Fund against comparative data for mutual funds subadvised by Northern Trust with a similar investment strategy and asset size. The Trustees noted that each Fund paid subadvisory fees at effective rates comparable to those paid to Northern Trust by funds having similar strategies that Northern Trust manages with similar levels of net assets. In evaluating the profitability of each of the Equity Fund Subadvisory Agreement and International Fund Subadvisory Agreement to Northern Trust, the Trustees noted that Northern Trust does not calculate earnings at the subadvisory client level.

The Trustees also considered that the subadvisory fees are paid by Green Century, and are not in addition to the advisory fees paid to Green Century by the Funds.

After reviewing the information described above, the Trustees concluded that the fees specified in the Subadvisory Agreements, taking into account the nature and quality of services provided and the costs of the services provided by Northern Trust as applicable, supported the continuance of the Subadvisory Agreements.

Other Benefits. The Trustees evaluated potential other benefits that Northern Trust may realize from its relationship with the Funds. The Trustees also considered the brokerage practices of Northern Trust, including that Northern Trust does not trade for the Equity Fund or the International Fund through its affiliated broker. The Trustees also considered that no soft dollars have been paid in connection with Northern Trust’s management of the Equity Fund and the International Fund.

The Trustees further considered the reputational and other advantages that Northern Trust may gain from its relationship with the Funds, including that Northern Trust’s management of the Equity Fund and the International Fund will broaden its exposure to the socially responsible mutual fund market. The Trustees concluded that the benefits received by Northern Trust were reasonable in the context of its relationship with the Funds.

Economies of Scale. The Trustees also considered whether economies of scale would be realized by Northern Trust as the Funds grow in asset size and the extent to which such economies of scale might be reflected in the subadvisory fees. They noted the relatively small size of each Fund (compared with similar funds in the industry) and the resultant difficulty of achieving meaningful economies of scale, despite the effects of significant increases in Fund and Trust assets over the past few years. They considered that if the assets were to increase further, Northern Trust could have the opportunity to experience economies of scale. They also noted that pursuant to the Equity Fund Subadvisory Agreement and the International Fund Subadvisory Agreement, the overall subadvisory fees paid to Northern Trust by Green Century (out of the advisory fee that Green Century receives from the applicable Fund, which, for the Equity Fund, is subject to breakpoints) include breakpoints at $50 million and $100 million, so that fees as a percentage of net assets decrease as assets in the Equity Fund and the International Fund increase. The Trustees concluded that economies of scale could be realized as the Funds grow, and that the fee schedules as specified were appropriate, and supported the continuance of the Subadvisory Agreements.

8

Based on a review of all factors deemed relevant, the Trustees, including the Independent Trustees, concluded that all of the Subadvisory Agreements should be continued for an additional one-year period.

9

BALANCED FUND SUBADVISORY AGREEMENT

The Independent Trustees (those trustees who are not interested persons as defined by the Investment Company Act of 1940, as amended) of the Green Century Funds (the “Trust”) met in-person during the Board of Trustees meeting on October 9, 2025 and at an executive session during that same meeting, and unanimously approved the Subadvisory Agreement, which will continue in effect for a term ending on [date] or will continue in effect for two years, and thereafter will continue in effect if such continuance is approved at least annually as required by the 1940 Act and (ii) unanimously recommended that Shareholders of the Fund approve the Subadvisory Agreement.

In connection with their deliberations at the meeting, and in separate executive session of the Independent Trustees, the Trustees considered, among other things, information provided by Northern Trust regarding (1) the nature, quality and extent of the services proposed to be provided by Northern Trust to the Fund and (2) the expenses of the Fund and the subadvisory fee proposed to be paid to Northern Trust. The Independent Trustees were advised by independent counsel in considering these materials, the approval of the Subadvisory Agreement, and the recommendation that Shareholders approve the Subadvisory Agreement. The Trustees considered all of the information provided to them by Northern Trust. The Trustees had previously been provided with a memorandum prepared by their independent legal counsel with respect to the applicable legal standards, including the factors to be considered, in connection with the Trustees’ review of the Subadvisory Agreement. In approving the Subadvisory Agreement and recommending that Shareholders approve the Subadvisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative. Matters considered in connection with their approval of the Subadvisory Agreement included the following.

Nature, Quality, and Extent of Services To Be Performed. The Trustees noted that under the terms of the Subadvisory Agreement, Northern Trust would provide day-to-day portfolio management of the Fund, making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Trustees reviewed the terms of the Subadvisory Agreement and noted that the terms and conditions were substantially similar to the Current Subadvisory Agreement in all material respects as the terms and conditions of the Current Agreement. In this regard, the Trustees noted that the Subadvisory Agreement is more restrictive regarding Northern Trust’s ability to use commissions paid to broker-dealers in connection with the purchase or sale of fund securities to pay for research and other services from a broker-dealer. The Trustees also considered Northern Trust’s expertise in effectively executing trades. The Trustees considered Northern Trust’s professional expertise and the tenure and qualifications of the portfolio management team for the Fund, as well as the team’s experience in investing in both equity and fixed-income securities. In light of the Green Century Capital Management’s (“Green Century” or the “Adviser”) reorientation of the Fund’s holdings to implement a principled portfolio of stocks and bonds built on environmental and quality screens, the Trustees considered Northern Trust’s ability to maintain a fossil fuel free portfolio, implement investment screens defined by Green Century and reduce the Fund’s tracking error. The Trustees noted that Northern Trust’s management of the Fund with a focus on environmental considerations would align well with the Fund’s mission. The Trustees also considered Northern Trust’s compliance policies and procedures and compliance record as well as the professional experience and responsiveness of Northern Trust’s compliance staff. All of the Trustees’ considerations of Northern Trust’s capabilities, resources and personnel were informed by their experience with Northern Trust’s subadvisory services for the Green Century MSCI International Index Fund and Green Century Equity Fund.

Based on their review of all the services proposed to be provided, the Trustees concluded that Northern Trust had the capabilities, resources and personnel necessary to provide subadvisory services to the Fund, and concluded that the nature, quality and extent of services to be provided by Northern Trust supported the approval of the Subadvisory Agreement.

1

Investment Performance. The Trustees considered that Northern Trust would employ a systematic process to manage the Fund, whereby Northern Trust would use selected indexes as benchmarks and utilize a rules-based approach to build a model portfolio that reflects the Fund’s desired investment criteria. The Trustees also reviewed information provided by Northern Trust, including the performance of model Fund portfolios constructed by Northern Trust. In light of this analysis, the Trustees did not believe it would be meaningful to compare the performance of other portfolios managed by Northern Trust to other funds with similar investment objectives and strategies. The Trustees also considered the Fund’s prior performance and the variability of the Fund’s prior performance over different time periods. After considering all the factors deemed appropriate, the Trustees concluded that Northern Trust’s investment process, model portfolio performance and experience in environmental investing supported the approval of the Subadvisory Agreement.

Costs of Services To Be Provided. The Trustees considered the proposed subadvisory fees to be paid to Northern Trust by Green Century and the fall-out benefits to Northern Trust from the proposed arrangement with the Fund. The Trustees reviewed the proposed subadvisory fee compared to the subadvisory fees and advisory fees paid to Northern Trust by other mutual funds with similar investment objectives and strategies as the Fund. In addition, the Trustees compared the proposed subadvisory fees to be paid by Green Century to Northern Trust against the subadvisory fees paid by Green Century to Trillium under the Current Agreement and noted that approval of the Subadvisory Agreement, in concert with the commensurate reduction in fees by Green Century, would result in substantially reduced fees. The Trustees noted that the fee schedule in both the Subadvisory Agreement and the Current Agreement included breakpoints and reduced fee rates above certain asset levels, and that the fees payable under the Subadvisory Agreement were subject to a minimum annual amount at certain asset levels. The Trustees considered that the fees to be paid to Northern Trust would be lower than the fees paid to Trillium at current asset levels and at all asset levels above $25 million, but higher than fees paid to Trillium at asset levels below $25 million. The Trustees also considered that Green Century proposed to reduce the Fund’s investment advisory fee.

After reviewing the information described above, the Trustees concluded that the fees proposed in the Subadvisory Agreement, taking into account the costs of the services provided by Northern Trust, supported the approval of the Subadvisory Agreement. The Trustees also concluded that the fees proposed in the Subadvisory Agreement were fair and reasonable.

Other Benefits. The Trustees evaluated potential other benefits Northern Trust may realize from its relationship with the Fund. The Trustees considered the reputational and other advantages Northern Trust may gain from its relationship with the Fund, including Northern Trust’s ability to highlight the Fund as a differentiated, environmentally-oriented product that it manages. The Trustees concluded that the benefits expected to be received by Northern Trust were reasonable in the context of the proposed relationship between Northern Trust and the Fund and supported the approval of the Subadvisory Agreement.

Economies of Scale. The Trustees also considered whether economies of scale would be realized by Northern Trust as the Fund grows in asset size and the extent to which such economies of scale might be reflected in the proposed fee schedule. They noted the relatively small size of the Fund (compared with similar funds in the industry) and the resultant difficulty of achieving meaningful economies of scale, though they took into account the effects of significant increases in Fund and Trust assets over the past few years. They considered that if the assets were to increase, Northern Trust could have the opportunity to experience economies of scale. They also noted that pursuant to the Subadvisory Agreement, the overall subadvisory fees paid to Northern Trust by Green Century (out of the advisory fee that Green Century receives from the Fund, which is subject to a breakpoint) include breakpoints at $150 million and $750 million, so that fees as a percentage of net assets decrease modestly (from 15 basis points towards 8 basis points) as assets in the Fund increase. The Trustees concluded that economies of scale could be realized as the Fund grows, and that the fee schedules as specified were appropriate at the present time, and supported the approval of the Subadvisory Agreement.

2

Based on a review of all factors deemed relevant, the Trustees, including the Independent Trustees, concluded that the Subadvisory Agreement should be approved and submitted to the Fund’s Shareholders for approval.

3

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the fiscal period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits

(a)	(1) Code of Ethics: Incorporated by reference to the Registrant’s Form N-CSR filed on October 7, 2013.

(2) Not applicable.

(3) Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Leslie Samuelrich
Leslie Samuelrich
President and Principal Executive Officer
April 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Leslie Samuelrich
Leslie Samuelrich
President and Principal Executive Officer
April 7, 2026

/s/ Matthew Dunlap
Matthew Dunlap
Treasurer and Principal Financial Officer
April 7, 2026